UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2016

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

April 30, 2016

(This Page has been left blank intentionally.)

2016 Semi-Annual Report

April 30, 2016

Table of Contents

Shareholders' Letter	2
Performance Summary	3
Expense Examples	4
Portfolios of Investments:
Money Market Portfolio	6
Prime Portfolio	10
Government Portfolio	14
Government Securities Portfolio	18
Treasury Portfolio	19
Treasury Securities Portfolio	22
Tax-Exempt Portfolio	23
Statements of Assets and Liabilities	25
Statements of Operations	29
Statements of Changes in Net Assets	31
Financial Highlights	40
Notes to Financial Statements	55
Privacy Notice	62
Trustee and Officer Information	65

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or Statement of Additional Information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/liquidity.

There is no assurance that a Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

2016 Semi-Annual Report

April 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds ("MSILF") Semi-Annual Report for the period ended April 30, 2016. MSILF currently offers seven portfolios (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF's portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

John H. Gernon
President and Principal Executive Officer

May 2016

2016 Semi-Annual Report

April 30, 2016

Performance Summary (unaudited)

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2016, were as follows:

	Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class*
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.44%	0.44%	0.39%	0.39%	0.34%	0.34%	0.29%	0.29%	0.19%	0.19%	0.01%	0.01%	0.29%	0.29%	—	—
Prime	0.38%	0.38%	0.33%	0.33%	0.28%	0.28%	0.23%	0.23%	0.13%	0.13%	0.01%	0.01%	0.23%	0.23%	—	—
Government	0.24%	0.24%	0.19%	0.19%	0.14%	0.14%	0.09%	0.09%	0.01%	0.01%	0.01%	0.01%	0.09%	0.09%	0.01%	0.01%
Government Securities	0.17%	0.17%	0.12%	0.12%	0.07%	0.07%	0.02%	0.02%	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%	—	—
Treasury	0.22%	0.22%	0.17%	0.17%	0.12%	0.12%	0.07%	0.07%	0.01%	0.01%	0.01%	0.01%	0.07%	0.07%	0.01%	0.01%
Treasury Securities	0.14%	0.14%	0.09%	0.09%	0.04%	0.04%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Tax-Exempt	0.20%	0.20%	0.15%	0.15%	0.10%	0.10%	0.05%	0.05%	0.01%	0.01%	0.01%	0.01%	0.05%	0.05%	—	—
	Non-Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class*
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.35%	0.35%	0.30%	0.30%	0.25%	0.25%	0.20%	0.20%	0.10%	0.10%	–0.15%	–0.15%	0.20%	0.20%	—	—
Prime	0.35%	0.35%	0.29%	0.29%	0.24%	0.24%	0.19%	0.19%	0.09%	0.09%	–0.16%	–0.16%	0.19%	0.19%	—	—
Government	0.20%	0.20%	0.15%	0.15%	0.10%	0.10%	0.05%	0.05%	–0.05%	–0.05%	–0.30%	–0.30%	0.05%	0.05%	–0.35%	–0.35%
Government Securities	–1.07%	–1.06%	–1.12%	–1.11%	–1.17%	–1.16%	–1.22%	–1.21%	–1.32%	–1.31%	–1.57%	–1.55%	–1.22%	–1.21%	—	—
Treasury	0.18%	0.18%	0.13%	0.13%	0.08%	0.08%	0.03%	0.03%	–0.07%	–0.07%	–0.32%	–0.32%	0.03%	0.03%	–0.37%	–0.37%
Treasury Securities	0.11%	0.11%	0.06%	0.06%	0.01%	0.01%	–0.04%	–0.04%	–0.14%	–0.14%	–0.39%	–0.39%	–0.04%	–0.04%	–0.44%	–0.44%
Tax-Exempt	–0.29%	–0.29%	–0.34%	–0.34%	–0.39%	–0.39%	–0.44%	–0.44%	–0.54%	–0.54%	–0.79%	–0.79%	–0.44%	–0.44%	—	—

*  Commenced on March 31, 2016.

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/liquidity. Investment returns will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios (the "Portfolios") are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF's prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2016 Semi-Annual Report

April 30, 2016

Expense Examples (unaudited)

As a shareholder of a Portfolio, you incur ongoing costs, including advisory fees, administration plan fees, service and shareholder administration plan fees, distribution plan fees, shareholder services fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2016 and held for the entire six-month period.

Actual Expenses

The table on the following page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table on the following page provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information for each class in the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchanges fees.

2016 Semi-Annual Report

April 30, 2016

Expense Examples (unaudited) (cont'd)

Portfolio	Beginning Account Value 11/1/15	Actual Ending Account Value 4/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Money Market Portfolio Institutional Class	$1,000.00	$1,001.86	$1,024.27	$0.60	*	$0.60	*	0.12%
Money Market Portfolio Institutional Select Class	1,000.00	1,001.62	1,024.02	0.85	*	0.86	*	0.17
Money Market Portfolio Investor Class	1,000.00	1,001.36	1,023.77	1.09	*	1.11	*	0.22
Money Market Portfolio Administrative Class	1,000.00	1,001.12	1,023.52	1.34	*	1.36	*	0.27
Money Market Portfolio Advisory Class	1,000.00	1,000.69	1,023.07	1.79	*	1.81	*	0.36
Money Market Portfolio Participant Class	1,000.00	1,000.05	1,022.23	2.64	*	2.66	*	0.53
Money Market Portfolio Cash Management Class	1,000.00	1,001.12	1,023.52	1.34	*	1.36	*	0.27
Prime Portfolio Institutional Class	1,000.00	1,001.52	1,023.97	0.90	*	0.91	*	0.18
Prime Portfolio Institutional Select Class	1,000.00	1,001.27	1,023.72	1.14	*	1.16	*	0.23
Prime Portfolio Investor Class	1,000.00	1,001.05	1,023.52	1.34	*	1.36	*	0.27
Prime Portfolio Administrative Class	1,000.00	1,000.87	1,023.32	1.54	*	1.56	*	0.31
Prime Portfolio Advisory Class	1,000.00	1,000.49	1,022.97	1.89	*	1.91	*	0.38
Prime Portfolio Participant Class	1,000.00	1,000.09	1,022.58	2.29	*	2.31	*	0.46
Prime Portfolio Cash Management Class	1,000.00	1,000.86	1,023.27	1.59	*	1.61	*	0.32
Government Portfolio Institutional Class	1,000.00	1,000.90	1,024.07	0.80	*	0.81	*	0.16
Government Portfolio Institutional Select Class	1,000.00	1,000.71	1,023.87	0.99	*	1.01	*	0.20
Government Portfolio Investor Class	1,000.00	1,000.53	1,023.72	1.14	*	1.16	*	0.23
Government Portfolio Administrative Class	1,000.00	1,000.34	1,023.37	1.49	*	1.51	*	0.30
Government Portfolio Advisory Class	1,000.00	1,000.09	1,023.37	1.49	*	1.51	*	0.30
Government Portfolio Participant Class	1,000.00	1,000.08	1,023.27	1.59	*	1.61	*	0.32
Government Portfolio Cash Management Class	1,000.00	1,000.34	1,023.57	1.29	*	1.31	*	0.26
Government Portfolio Select Class	1,000.00	1,000.01	1,004.01	0.36	**	0.36	**	0.41
Government Securities Portfolio Institutional Class	1,000.00	1,000.54	1,024.07	0.80	*	0.81	*	0.16
Government Securities Portfolio Select Class	1,000.00	1,000.37	1,023.87	0.99	*	1.01	*	0.20
Government Securities Portfolio Investor Class	1,000.00	1,000.20	1,023.72	1.14	*	1.16	*	0.23
Government Securities Portfolio Administrative Class	1,000.00	1,000.07	1,023.62	1.24	*	1.26	*	0.25
Government Securities Portfolio Advisory Class	1,000.00	1,000.04	1,023.57	1.29	*	1.31	*	0.26
Government Securities Portfolio Participant Class	1,000.00	1,000.04	1,023.42	1.44	*	1.46	*	0.29
Government Securities Portfolio Cash Management Class	1,000.00	1,000.07	1,023.62	1.24	*	1.26	*	0.25
Treasury Portfolio Institutional Class	1,000.00	1,000.81	1,024.07	0.80	*	0.81	*	0.16
Treasury Portfolio Institutional Select Class	1,000.00	1,000.63	1,023.87	0.99	*	1.01	*	0.20
Treasury Portfolio Investor Class	1,000.00	1,000.44	1,023.67	1.19	*	1.21	*	0.24
Treasury Portfolio Administrative Class	1,000.00	1,000.26	1,023.32	1.54	*	1.56	*	0.31
Treasury Portfolio Advisory Class	1,000.00	1,000.08	1,023.32	1.54	*	1.56	*	0.31
Treasury Portfolio Participant Class	1,000.00	1,000.08	1,023.37	1.49	*	1.51	*	0.30
Treasury Portfolio Cash Management Class	1,000.00	1,000.26	1,023.52	1.34	*	1.36	*	0.27
Treasury Portfolio Select Class	1,000.00	1,000.01	1,004.05	0.32	**	0.32	**	0.37
Treasury Securities Portfolio Institutional Class	1,000.00	1,000.51	1,024.07	0.80	*	0.81	*	0.16
Treasury Securities Portfolio Institutional Select Class	1,000.00	1,000.33	1,023.92	0.94	*	0.96	*	0.19
Treasury Securities Portfolio Investor Class	1,000.00	1,000.18	1,023.57	1.29	*	1.31	*	0.26
Treasury Securities Portfolio Administrative Class	1,000.00	1,000.07	1,023.67	1.19	*	1.21	*	0.24
Treasury Securities Portfolio Advisory Class	1,000.00	1,000.05	1,023.57	1.29	*	1.31	*	0.26
Treasury Securities Portfolio Participant Class	1,000.00	1,000.04	1,023.62	1.24	*	1.26	*	0.25
Treasury Securities Portfolio Cash Management Class	1,000.00	1,000.07	1,023.57	1.29	*	1.31	*	0.26
Treasury Securities Portfolio Select Class	1,000.00	1,000.01	1,004.09	0.28	**	0.28	**	0.32
Tax-Exempt Portfolio Institutional Class	1,000.00	1,000.23	1,024.66	0.20	*	0.20	*	0.04
Tax-Exempt Portfolio Institutional Select Class	1,000.00	1,000.18	1,024.61	0.25	*	0.25	*	0.05
Tax-Exempt Portfolio Investor Class	1,000.00	1,000.12	1,024.57	0.30	*	0.30	*	0.06
Tax-Exempt Portfolio Administrative Class	1,000.00	1,000.07	1,024.57	0.30	*	0.30	*	0.06
Tax-Exempt Portfolio Advisory Class	1,000.00	1,000.05	1,024.47	0.40	*	0.40	*	0.08
Tax-Exempt Portfolio Participant Class	1,000.00	1,000.05	1,024.47	0.40	*	0.40	*	0.08
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,000.08	1,024.52	0.35	*	0.35	*	0.07

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182****/366 (to reflect the most recent one-half year period).

**  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 32****/366 (to reflect the actual days in the period).

***  Annualized.

****  Adjusted to reflect non-business day accruals.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited)

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (15.6%)
Domestic Banks (1.1%)
Citibank NA
0.64%, 6/1/16$55,000		$55,000
International Banks (14.5%)
Banque Federative Du Credit
0.74%, 7/1/16	75,000	74,908
Credit Industriel et Commercial
0.72%, 5/2/16	50,000	50,000
Credit Suisse
0.78%, 7/8/16	35,000	35,000
DZ Bank AG,
0.68%, 6/17/16 - 6/24/16	79,000	79,000
Mizuho Bank Ltd.,
0.70%, 6/15/16 - 6/16/16	64,000	64,000
0.73%, 7/25/16	50,000	49,915
Oversea Chinese Banking Corp.
0.70%, 7/8/16	26,000	26,000
Sumitomo Mitsui Trust Bank Ltd.,
0.70%, 6/16/16	55,000	55,000
0.71%, 7/29/16	60,000	60,000
Svenska Handelsbanken AB,
0.66%, 6/24/16 - 7/5/16	115,000	115,001
Swedbank AB
0.35%, 5/5/16	100,000	100,000
		708,824
Total Certificates of Deposit (Cost $763,824)		763,824
Commercial Paper (a) (17.6%)
Domestic Banks (2.0%)
ING US Funding LLC,
0.67%, 6/13/16	50,000	49,961
0.77%, 7/1/16	50,000	49,936
International Banks (15.6%)
ANZ New Zealand International Ltd.
0.75%, 8/30/16	50,000	49,875
Banque Et Caisse
0.72%, 7/8/16	30,000	29,960
BPCE SA
0.72%, 5/2/16 (b)	10,000	10,000
Erste Abwicklungsanstalt,
0.65%, 6/13/16 - 6/21/16	152,000	151,870
0.65%, 6/14/16 (b)	31,800	31,775
0.66%, 7/21/16	25,000	24,964
Macquarie Bank Ltd.
0.64%, 6/28/16	20,000	19,980
Sumitomo Mitsui Trust Bank Ltd.,
0.70%, 6/15/16 - 6/24/16	126,000	125,879
Suncorp-Metway Ltd.,
0.75%, 7/11/16 - 7/20/16	50,000	49,919
0.76%, 6/29/16 - 7/5/16	40,000	39,950
0.77%, 6/22/16 (b)	25,000	24,973
	Face Amount (000)	Value (000)
United Overseas Bank Ltd.,
0.70%, 7/5/16	$50,000	$49,938
0.73%, 8/26/16 - 8/30/16	155,000	154,627
		763,710
Total Commercial Paper (Cost $863,607)		863,607
Corporate Bonds (3.0%)
Domestic Bank (0.5%)
Wells Fargo & Co.
3.68%, 6/15/16	26,283	26,377
International Banks (2.5%)
European Investment Bank
10.00%, 5/5/16 (b)	45,000	45,034
Macquarie Bank Ltd.
2.00%, 8/15/16 (b)	1,400	1,404
Sumitomo Mitsui Banking Corp.,
1.45%, 7/19/16	15,347	15,368
2.90%, 7/22/16 (b)	60,000	60,279
		122,085
Total Corporate Bonds (Cost $148,462)		148,462
Extendible Floating Rate Note (0.8%)
International Bank (0.8%)
Svenska Handelsbanken AB (Extendible Maturity Date 5/13/16) 0.62%, 5/13/16 (b) (Cost $36,700)	36,700	36,700
Floating Rate Notes (15.8%)
Domestic Banks (3.6%)
Bank of America NA
0.79%, 7/22/16	20,000	20,000
HSBC Bank USA NA
0.75%, 7/11/16	53,000	53,000
JP Morgan Chase Bank NA
0.80%, 6/7/16	25,000	25,000
State Street Bank and Trust Company
0.65%, 6/10/16	54,000	54,000
Wells Fargo Bank NA
0.75%, 6/14/16	26,500	26,500
		178,500
International Banks (12.2%)
ANZ New Zealand International Ltd.
0.62%, 5/3/16 (b)	26,500	26,500
ASB Finance Ltd.
0.70%, 5/31/16 (b)	15,000	15,000
Bank of Montreal,
0.64%, 5/20/16	40,000	40,000
1.15%, 7/15/16	11,220	11,228
Bank of Nova Scotia
0.78%, 7/26/16	35,000	35,000
1.15%, 7/15/16	11,726	11,734
Canadian Imperial Bank of Commerce
0.77%, 7/22/16	50,000	50,000
Credit Industriel et Commercial
0.84%, 7/21/16	25,000	25,000

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited) (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Credit Suisse,
0.74%, 8/9/16	$45,000	$45,000
0.87%, 7/22/16	20,000	20,000
Macquarie Bank Ltd.
1.08%, 6/15/16 (b)	26,897	26,902
Mizuho Bank Ltd.,
0.68%, 7/18/16 - 7/21/16	56,000	56,000
Oversea Chinese Banking Corp.
0.67%, 5/23/16	30,000	30,000
Sumitomo Mitsui Banking Corp.,
0.69%, 8/8/16 - 8/29/16	60,000	60,000
1.30%, 7/19/16	21,750	21,771
Toronto Dominion Bank
0.61%, 5/24/16	38,900	38,900
UBS AG,
0.66%, 6/1/16	75,000	75,000
0.67%, 6/3/16	10,000	10,000
		598,035
Total Floating Rate Notes (Cost $776,535)		776,535
Repurchase Agreements (25.0%)
ABN Amro Securities LLC, (Interest in $1,450,000 joint repurchase agreement, 0.32% dated 4/29/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,450,039 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 3/20/66; valued at $1,492,589)	150,000	150,000
ABN Amro Securities LLC, (0.39%, dated 4/29/16, due 5/2/16; proceeds $45,001; fully collateralized by various Corporate Bonds, 0.85% - 9.25% due 8/15/16 - 10/1/54; valued at $47,251)	45,000	45,000
Bank of Montreal, (0.39%, dated 4/29/16, due 5/2/16; proceeds $10,000; fully collateralized by various Corporate Bonds, 1.20% - 8.88% due 5/18/16 - 12/15/66; valued at $10,500)	10,000	10,000
Bank of Montreal, (0.62%, dated 2/19/16, due 5/18/16; proceeds $10,015; fully collateralized by various Corporate Bonds, 1.10% - 8.88% due 4/3/17 - 3/1/35; valued at $10,461) (Demand 5/6/16)	10,000	10,000
Bank of Nova Scotia, (0.40%, dated 3/4/16, due 6/17/16; proceeds $25,029; fully collateralized by various U.S. Government agency securities, 2.50% - 5.60% due 4/1/26 - 5/1/46; valued at $25,750) (Demand 5/6/16)	25,000	25,000
Bank of Nova Scotia, (0.40%, dated 4/1/16, due 6/17/16; proceeds $60,051; fully collateralized by various U.S. Government agency securities, 0.90% - 5.00% due 4/25/17 - 5/1/46; valued at $61,844) (Demand 5/6/16)	60,000	60,000
	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.40%, dated 4/29/16, due 5/2/16; proceeds $40,001; fully collateralized by various Corporate Bonds, 1.21% - 7.95% due 6/1/17 - 9/15/43; valued at $41,957)	$40,000	$40,000
Citigroup Global Markets, Inc., (0.44%, dated 4/29/16, due 5/2/16; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
Credit Suisse Securities USA, (1.01%, dated 2/24/16, due 9/14/16; proceeds $60,341; fully collateralized by various Corporate Bonds, 0.00% - 8.13% due 1/31/18 - 5/15/45; valued at $63,528) (Demand 5/25/16)	60,000	60,000
HSBC Securities USA, Inc., (0.39%, dated 4/29/16, due 5/2/16; proceeds $35,001; fully collateralized by various Corporate Bonds, 2.40% - 5.30% due 10/30/18 - 12/1/45; valued at $36,752)	35,000	35,000
HSBC Securities USA, Inc., (0.39%, dated 4/29/16, due 5/2/16; proceeds $50,002; fully collateralized by a Cash and Corporate Bonds, 1.20% - 6.88% due 3/6/17 - 10/15/54; valued at $52,491)	50,000	50,000
HSBC Securities USA, Inc., (0.49%, dated 4/29/16, due 5/2/16; proceeds $55,002; fully collateralized by various Corporate Bonds, 1.63% - 10.88% due 12/1/17 - 5/1/26; valued at $58,275)	55,000	55,000
ING Financial Markets LLC, (0.39%, dated 4/29/16, due 5/2/16; proceeds $15,000; fully collateralized by various Corporate Bonds, 1.75% - 7.50% due 10/1/16 - 8/17/40; valued at $15,751)	15,000	15,000
ING Financial Markets LLC, (0.39%, dated 4/29/16, due 5/2/16; proceeds $25,001; fully collateralized by various Corporate Bonds, 5.75% - 9.75% due 12/1/17 - 4/23/21; valued at $26,502)	25,000	25,000
ING Financial Markets LLC, (0.52%, dated 4/29/16, due 5/2/16; proceeds $20,001; fully collateralized by various Corporate Bonds, 5.75% - 6.38% due 3/15/21 - 10/15/36; valued at $21,204)	20,000	20,000
JP Morgan Clearing Corp., (0.73%, dated 4/15/16, due 6/20/16; proceeds $30,040; fully collateralized by various Corporate Bonds, 0.00% due 8/15/17 - 11/1/31; valued at $32,332) (Demand 5/20/16)	30,000	30,000
JP Morgan Clearing Corp., (0.87%, dated 2/8/16, due 5/2/16; proceeds $5,010; fully collateralized by various Common Stocks; valued at $5,260)	5,000	5,000
JP Morgan Clearing Corp., (0.97%, dated 2/8/16, due 5/2/16; proceeds $10,023; fully collateralized by various Common Stocks and Convertible Bonds, 0.00% due 5/15/18 - 3/30/43; valued at $10,744)	10,000	10,000
JP Morgan Clearing Corp., (0.97%, dated 2/8/16, due 5/8/16; proceeds $10,024; fully collateralized by various Common Stocks and Corporate Bonds, 0.00% due 2/15/17 - 11/15/20; valued at $10,505)	10,000	10,000

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited) (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Merrill Lynch Pierce Fenner & Smith, (0.81%, dated 4/4/16, due 6/20/16; proceeds $30,052; fully collateralized by various Common Stocks; valued at $31,500) (Demand 5/2/16)	$30,000	$30,000
Scotia Capital USA, Inc., (0.49%, dated 4/29/16, due 5/2/16; proceeds $55,002; fully collateralized by various Corporate Bonds, 3.63% - 9.75% due 6/1/16 - 4/1/23; valued at $58,231)	55,000	55,000
SG Americas Securities, (0.51%, dated 4/29/16, due 5/2/16; proceeds $22,001; fully collateralized by various Corporate Bonds, 1.10% - 8.13% due 1/20/17 - 7/15/39; valued at $23,137)	22,000	22,000
Societe Generale, (0.31%, dated 4/29/16, due 5/2/16; proceeds $100,003; fully collateralized by various U.S. Government agency securities, 2.28% - 4.50% due 11/1/27 - 11/1/44; valued at $102,972)	100,000	100,000
Wells Fargo Bank NA, (Interest in $450,000 joint repurchase agreement, 0.31% dated 4/29/16 under which Wells Fargo Bank NA, will repurchase the securities provided as collateral for $450,012 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, was a U.S. Government agency security with a maturity date of 6/1/45; valued at $463,201)	25,000	25,000
Wells Fargo Securities LLC, (0.31%, dated 4/27/16, due 5/4/16; proceeds $50,003; fully collateralized by a U.S. Government agency security, 3.50% due 4/1/46; valued at $51,533)	50,000	50,000
Wells Fargo Securities LLC, (Interest in $750,000 joint repurchase agreement, 0.31% dated 4/29/16 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $750,019 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 3/1/46; valued at $773,066)	200,000	200,000
Wells Fargo Securities LLC, (0.39%, dated 4/29/16, due 5/2/16; proceeds $50,002; fully collateralized by various Corporate Bonds, 3.55% - 7.13% due 11/15/17 - 3/15/46; valued at $52,477)	50,000	50,000
Wells Fargo Securities LLC, (0.60%, dated 4/26/16, due 5/26/16; proceeds $15,008; fully collateralized by various Corporate Bonds, 3.40% - 6.88% due 3/1/18 - 4/1/46; valued at $15,750)	15,000	15,000
Wells Fargo Securities LLC, (0.88%, dated 2/29/16, due 6/1/16; proceeds $20,046; fully collateralized by various Corporate Bonds, 3.30% - 9.50% due 6/1/20 - 2/15/67; valued at $21,201)	20,000	20,000
Total Repurchase Agreements (Cost $1,227,000)		1,227,000
	Face Amount (000)	Value (000)
Time Deposits (21.8%)
International Banks (21.8%)
Credit Agricole CIB Grand Cayman
0.31%, 5/2/16	$245,000	$245,000
National Australia Bank Ltd.
0.30%, 5/2/16	150,000	150,000
National Bank of Canada
0.30%, 5/2/16	200,000	200,000
Natixis Grand Cayman
0.30%, 5/2/16	235,000	235,000
Skandinaviska Enskilda Banken AB
0.30%, 5/2/16	240,000	240,000
Total Time Deposits (Cost $1,070,000)		1,070,000
Total Investments (99.6%) (Cost $4,886,128) (c)		4,886,128
Other Assets in Excess of Liabilities (0.4%)		20,391
Net Assets (100.0%)		$4,906,519

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited) (cont'd)

Money Market Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	25.1%
Time Deposits	21.9
Commercial Paper	17.7
Floating Rate Notes	15.9
Certificates of Deposit	15.6
Other*	3.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited)

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (13.9%)
Domestic Banks (3.8%)
Bank of America NA
0.72%, 7/8/16	$250,000	$250,000
Citibank NA,
0.64%, 6/1/16	205,000	205,000
0.71%, 7/8/16	300,000	300,000
International Banks (10.1%)
Credit Industriel et Commercial
0.72%, 5/2/16	200,000	200,000
Credit Suisse
0.78%, 7/8/16	120,000	120,000
DZ Bank AG,
0.68%, 6/17/16 - 6/24/16	310,000	310,000
Mizuho Bank Ltd.,
0.70%, 6/15/16 - 6/16/16	254,000	254,000
Oversea Chinese Banking Corp.,
0.65%, 6/3/16	100,000	100,000
0.70%, 7/8/16	104,000	104,000
Sumitomo Mitsui Trust Bank Ltd.,
0.70%, 6/16/16	200,000	200,000
0.71%, 7/29/16	105,000	105,000
Svenska Handelsbanken AB,
0.66%, 6/24/16 - 7/5/16	335,000	335,003
Swedbank AB,
0.35%, 5/5/16	150,000	150,000
0.36%, 5/4/16	110,000	110,000
		1,988,003
Total Certificates of Deposit (Cost $2,743,003)		2,743,003
Commercial Paper (a) (14.6%)
Domestic Banks (2.9%)
ING US Funding LLC,
0.67%, 6/13/16	150,000	149,883
0.70%, 5/10/16	202,000	201,968
0.77%, 7/1/16	215,000	214,724
		566,575
International Banks (11.7%)
Credit Agricole Corporate and Investment Bank,
0.46%, 5/2/16	550,000	550,000
Erste Abwicklungsanstalt,
0.64%, 7/8/16	50,000	49,941
0.65%, 7/13/16	100,000	99,870
0.66%, 7/20/16 - 7/21/16	215,000	214,688
Natixis SA
0.30%, 5/2/16	350,000	350,000
Sumitomo Mitsui Trust Bank Ltd.,
0.70%, 6/15/16 - 6/24/16	346,000	345,683
United Overseas Bank Ltd.,
0.70%, 7/5/16	45,000	44,944
0.73%, 8/26/16 - 8/30/16	445,000	443,932
0.74%, 8/8/16	225,000	224,547
		2,323,605
Total Commercial Paper (Cost $2,890,180)		2,890,180
	Face Amount (000)	Value (000)
Floating Rate Notes (25.7%)
Computer Technology (0.1%)
Apple, Inc.
0.67%, 5/3/16	$12,500	$12,500
		12,500
Domestic Banks (8.1%)
Bank of America NA
0.78%, 7/22/16	80,000	80,000
HSBC Bank USA NA,
0.63%, 5/2/16 - 5/3/16	250,000	250,000
0.75%, 6/24/16 - 6/30/16	300,000	300,000
JP Morgan Chase Bank NA
0.80%, 6/7/16	420,000	420,000
State Street Bank and Trust Company
0.65%, 6/10/16	208,000	208,000
Wells Fargo Bank NA
0.69%, 6/17/16 (b)	352,000	352,000
		1,610,000
International Banks (17.5%)
Bank of Montreal
0.64%, 5/20/16	215,000	215,000
Bank of Nova Scotia
0.79%, 7/26/16	120,000	120,000
Canadian Imperial Bank of Commerce
0.77%, 7/22/16	260,000	260,000
Credit Industriel et Commercial
0.84%, 7/21/16	120,000	120,000
Credit Suisse,
0.74%, 8/9/16	310,000	310,000
0.76%, 6/6/16	19,100	19,098
0.87%, 7/22/16	105,000	105,000
Mizuho Bank Ltd.,
0.68%, 7/18/16 - 7/21/16	468,000	468,000
Oversea Chinese Banking Corp.
0.67%, 5/23/16	200,000	200,000
Royal Bank of Canada
0.75%, 6/30/16	350,000	349,998
Sumitomo Mitsui Banking Corp.,
0.69%, 8/8/16 - 8/29/16	410,000	410,000
Toronto Dominion Bank
0.61%, 5/24/16	207,800	207,800
UBS AG,
0.66%, 6/1/16	250,000	250,000
0.67%, 6/3/16	425,000	425,000
		3,459,896
Total Floating Rate Notes (Cost $5,082,396)		5,082,396

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (36.4%)
ABN Amro Securities LLC, (Interest in $1,450,000 joint repurchase agreement, 0.32% dated 4/29/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,450,039 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 3/20/66; valued at $1,492,589)	$575,000	$575,000
ABN Amro Securities LLC, (0.39%, dated 4/29/16, due 5/2/16; proceeds $235,008; fully collateralized by various Corporate Bonds, 0.67% - 9.63% due 5/10/16 - 5/15/46 and U.S. Government agency securities, 2.21% - 6.50% due 4/1/17 - 11/1/45; valued at $246,487)	235,000	235,000
Bank of America, (0.30%, dated 4/29/16, due 5/2/16; proceeds $250,006; fully collateralized by a U.S. Government agency security, 3.00% due 4/1/45; valued at $257,585)	250,000	250,000
Bank of Montreal, (0.39%, dated 4/29/16, due 5/2/16; proceeds $25,001; fully collateralized by various Corporate Bonds, 1.20% - 6.75% due 10/1/17 - 3/1/35; valued at $26,289)	25,000	25,000
Bank of Montreal, (0.62%, dated 2/19/16, due 5/18/16; proceeds $20,031; fully collateralized by various Corporate Bonds, 1.20% - 7.40% due 11/28/16 - 3/15/31; valued at $20,999) (Demand 5/6/16)	20,000	20,000
Bank of Montreal, (0.62%, dated 3/9/16, due 6/8/16; proceeds $10,016; fully collateralized by various Corporate Bonds, 2.10% - 6.25% due 5/18/16 - 3/1/35; valued at $10,501) (Demand 5/6/16)	10,000	10,000
Bank of Nova Scotia, (0.40%, dated 3/4/16, due 6/17/16; proceeds $375,438; fully collateralized by various U.S. Government agency securities, 0.88% - 7.25% due 4/25/17 - 5/1/46; valued at $386,180) (Demand 5/6/16)	375,000	375,000
Bank of Nova Scotia, (0.40%, dated 4/1/16, due 6/17/16; proceeds $500,428; fully collateralized by various U.S. Government agency securities, 0.90% - 6.00% due 4/25/17 - 4/1/46; valued at $514,846) (Demand 5/6/16)	500,000	500,000
BNP Paribas Securities Corp., (Interest in $1,150,000 joint repurchase agreement, 0.30% dated 4/29/16 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $1,150,029 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/1/46; valued at $1,179,256)	440,550	440,550
	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.40%, dated 4/29/16, due 5/2/16; proceeds $160,005; fully collateralized by various Corporate Bonds, 1.25% - 9.88% due 12/12/16 - 10/13/55; valued at $167,904)	$160,000	$160,000
Citigroup Global Markets, Inc., (0.44%, dated 4/29/16, due 5/2/16; proceeds $20,001; fully collateralized by various Common Stocks; valued at $21,000)	20,000	20,000
Credit Agricole Corp., (Interest in $1,400,000 joint repurchase agreement, 0.31% dated 4/29/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,400,036 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/1/46; valued at $1,441,454)	550,000	550,000
Credit Suisse Securities USA, (1.01%, dated 2/24/16, due 9/14/16; proceeds $120,681; fully collateralized by various Corporate Bonds, 3.39% - 10.75% due 11/15/16 - 3/15/26; valued at $127,205) (Demand 5/25/16)	120,000	120,000
Federal Reserve Bank of New York, (0.25%, dated 4/29/16, due 5/2/16; proceeds $500,010; fully collateralized by various U.S. Government obligations, 1.50% - 2.50% due 12/31/18 - 8/15/23; valued at $500,089)	500,000	500,000
HSBC Securities USA, Inc., (0.39%, dated 4/29/16, due 5/2/16; proceeds $130,004; fully collateralized by various Corporate Bonds, 0.00% - 9.40% due 5/15/16 - 4/15/46 (c); valued at $136,679)	130,000	130,000
HSBC Securities USA, Inc., (0.49%, dated 4/29/16, due 5/2/16; proceeds $195,008; fully collateralized by various Corporate Bonds, 0.00% - 10.88% due 5/15/16 - 3/15/55; valued at $204,979)	195,000	195,000
ING Financial Markets LLC, (0.39%, dated 4/29/16, due 5/2/16; proceeds $50,002; fully collateralized by various Corporate Bonds, 1.38% - 5.35% due 8/14/17 - 5/15/64; valued at $52,504)	50,000	50,000
ING Financial Markets LLC, (0.39%, dated 4/29/16, due 5/2/16; proceeds $105,003; fully collateralized by various Corporate Bonds, 1.38% - 6.88% due 9/15/16 - 2/1/46; valued at $110,253)	105,000	105,000
ING Financial Markets LLC, (0.52%, dated 4/29/16, due 5/2/16; proceeds $90,004; fully collateralized by various Corporate Bonds, 6.00% - 11.50% due 10/15/17 - 3/15/29; valued at $95,401)	90,000	90,000
JP Morgan Clearing Corp., (0.73%, dated 4/15/16, due 6/20/16; proceeds $110,148; fully collateralized by various Corporate Bonds, 0.00% due 8/15/16 - 3/15/42; valued at $116,751) (Demand 5/20/16)	110,000	110,000
JP Morgan Clearing Corp., (0.87%, dated 2/8/16, due 5/2/16; proceeds $95,193; fully collateralized by various Common Stocks; valued at $99,943)	95,000	95,000

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Clearing Corp., (0.97%, dated 2/8/16, due 5/8/16; proceeds $40,097; fully collateralized by various Common Stocks and Convertible Bonds, 0.00% due 5/15/18 - 3/30/43; valued at $44,275)	$40,000	$40,000
JP Morgan Clearing Corp., (0.97%, dated 2/8/16, due 5/2/16; proceeds $140,317; fully collateralized by various Corporate Bonds, 0.00% due 2/6/17 - 4/1/24; valued at $148,600)	140,000	140,000
Merrill Lynch Pierce Fenner & Smith, (Interest in $250,000 joint repurchase agreement, 0.30% dated 4/29/16 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $250,006 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 2/20/26; valued at $257,477)	155,000	155,000
Merrill Lynch Pierce Fenner & Smith, (0.81%, dated 4/4/16, due 6/20/16; proceeds $190,329; fully collateralized by a Preferred Stock and various U.S. Government obligations, 1.38% - 6.13% due 11/30/18 - 8/15/29; valued at $193,838) (Demand 5/2/16)	190,000	190,000
Natixis, (Interest in $1,000,000 joint repurchase agreement, 0.30% dated 4/29/16 under which Natixis, will repurchase the securities provided as collateral for $1,000,025 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 5/1/46; valued at $1,030,186)	350,000	350,000
Scotia Capital USA, Inc., (0.49%, dated 4/29/16, due 5/2/16; proceeds $280,011; fully collateralized by various Corporate Bonds, 4.25% - 9.75% due 6/1/16 - 4/1/23; valued at $296,669)	280,000	280,000
SG Americas Securities, (0.51%, dated 4/29/16, due 5/2/16; proceeds $92,004; fully collateralized by various Corporate Bonds, 4.11% - 9.00% due 5/15/17 - 3/1/46; valued at $96,987)	92,000	92,000
Societe Generale, (0.31%, dated 4/29/16, due 5/2/16; proceeds $250,006; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 12/20/43 - 12/20/45; valued at $257,471)	250,000	250,000
Wells Fargo Bank NA, (Interest in $450,000 joint repurchase agreement, 0.31% dated 4/29/16 under which Wells Fargo Bank NA, will repurchase the securities provided as collateral for $450,012 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, was a U.S. Government agency security with a maturity date of 6/1/45; valued at $463,201)	400,000	400,000
	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (0.31%, dated 4/27/16, due 5/4/16; proceeds $100,006; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 3/1/31 - 4/1/46; valued at $103,064)	$100,000	$100,000
Wells Fargo Securities LLC, (Interest in $750,000 joint repurchase agreement, 0.31% dated 4/29/16 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $750,019 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 3/1/46; valued at $773,066)	350,000	350,000
Wells Fargo Securities LLC, (0.39%, dated 4/29/16, due 5/2/16; proceeds $100,003; fully collateralized by various Corporate Bonds, 3.35% - 6.55% due 5/1/17 - 7/15/44; valued at $104,993)	100,000	100,000
Wells Fargo Securities LLC, (0.60%, dated 4/26/16, due 5/26/16; proceeds $65,033; fully collateralized by various Corporate Bonds, 0.83% - 5.63% due 6/1/16 - 12/31/99 (c); valued at $68,232)	65,000	65,000
Wells Fargo Securities LLC, (0.88%, dated 2/29/16, due 6/1/16; proceeds $115,262; fully collateralized by various Corporate Bonds, 2.38% - 12.25% due 8/15/16 - 6/5/15; valued at $121,851)	115,000	115,000
Total Repurchase Agreements (Cost $7,182,550)		7,182,550
Time Deposits (9.1%)
Domestic Bank (4.9%)
Bank of New York Mellon Corp.
0.29%, 5/2/16	965,000	965,000
		965,000
International Banks (4.2%)
DNB Bank ASA
0.30%, 5/2/16	400,000	400,000
Lloyds Bank PLC,
0.30%, 5/2/16	425,000	425,000
		825,000
Total Time Deposits (Cost $1,790,000)		1,790,000
Total Investments (99.7%) (Cost $19,688,129) (d)		19,688,129
Other Assets in Excess of Liabilities (0.3%)		56,827
Net Assets (100.0%)		$19,744,956

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2016.

(d)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	36.5%
Floating Rate Notes	25.8
Commercial Paper	14.7
Certificates of Deposit	13.9
Time Deposits	9.1
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (51.3%)
ABN Amro Securities LLC, (Interest in $1,450,000 joint repurchase agreement, 0.32% dated 4/29/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,450,039 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 3/20/66; valued at $1,492,589)	$490,000	$490,000
Bank of Montreal, (0.28%, dated 4/29/16, due 5/2/16; proceeds $155,004; fully collateralized by various U.S. Government agency securities, 0.00% - 8.28% due 6/2/16 - 12/26/31 and U.S. Government obligations, 0.00% - 7.50% due 5/12/16 - 8/15/45; valued at $158,146)	155,000	155,000
Bank of Montreal, (0.29%, dated 4/29/16, due 5/2/16; proceeds $100,002; fully collateralized by various U.S. Government agency securities, 2.50% due 9/1/27; valued at $102,994)	100,000	100,000
Bank of Nova Scotia, (0.40%, dated 10/7/15, due 9/12/16; proceeds $411,553; fully collateralized by various U.S. Government agency securities, 1.00% - 7.25% due 2/15/18 - 4/1/46; valued at $421,961) (Demand 5/6/16)	410,000	410,000
Bank of Nova Scotia, (0.40%, dated 3/4/16, due 6/17/16; proceeds $95,111; fully collateralized by various U.S. Government agency securities, 2.50% - 7.25% due 9/1/27 - 4/1/46; valued at $97,935) (Demand 5/6/16)	95,000	95,000
Bank of Nova Scotia, (0.40%, dated 8/4/15, due 8/4/16; proceeds $363,473; fully collateralized by various U.S. Government agency securities, 0.88% - 5.00% due 10/26/17 - 4/1/46; valued at $372,714) (Demand 5/6/16)	362,000	362,000
Bank of Nova Scotia, (0.41%, dated 1/26/16, due 8/26/16; proceeds $100,241; fully collateralized by various U.S. Government agency securities, 1.79% - 4.00% due 12/1/26 - 1/1/46; valued at $102,980) (Demand 5/6/16)	100,000	100,000
Bank of Nova Scotia, (0.41%, dated 1/5/16, due 1/5/17; proceeds $863,572; fully collateralized by various U.S. Government agency securities, 0.88% - 7.13% due 4/25/17 - 3/20/66 and U.S. Government obligations, 0.13% - 2.13% due 4/15/17 - 5/15/25; valued at $879,279) (Demand 5/6/16)	860,000	860,000
	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (Interest in $1,150,000 joint repurchase agreement, 0.30% dated 4/29/16 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $1,150,029 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/1/46; valued at $1,179,256)	$500,000	$500,000
BNP Paribas Securities Corp., (0.39%, dated 8/5/15, due 8/5/16; proceeds $501,969; fully collateralized by various U.S. Government agency securities, 0.44% - 7.50% due 7/15/16 - 4/1/46 and U.S. Government obligations, 0.00% - 8.13% due 4/30/16 - 8/15/45; valued at $511,398) (Demand 5/6/16)	500,000	500,000
Citibank NA, (0.30%, dated 4/27/16, due 5/4/16; proceeds $500,029; fully collateralized by various U.S. Government agency securities, 0.75% - 9.00% due 5/11/17 - 4/1/56 and U.S. Government obligations, 0.13% - 9.13% due 1/15/17 - 2/15/45; valued at $509,633)	500,000	500,000
Citigroup Global Markets, Inc., (0.28%, dated 4/28/16, due 5/5/16; proceeds $450,025; fully collateralized by various U.S. Government obligations, 1.50% - 2.50% due 11/30/19 - 11/15/25; valued at $458,940)	450,000	450,000
Credit Agricole Corp., (Interest in $1,650,000 joint repurchase agreement, 0.29% dated 4/29/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,650,040 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/45; valued at $1,683,258)	500,000	500,000
Credit Agricole Corp., (0.31%, dated 4/26/16, due 5/3/16; proceeds $400,024; fully collateralized by various U.S. Government agency securities, 3.50% - 5.00% due 1/1/42 - 3/1/46; valued at $412,606)	400,000	400,000
Credit Agricole Corp., (Interest in $1,400,000 joint repurchase agreement, 0.31% dated 4/29/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,400,036 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/1/46; valued at $1,441,454)	750,000	750,000
Deutsche Bank Securities, Inc., (0.31%, dated 4/29/16, due 5/2/16; proceeds $450,012; fully collateralized by various U.S. Government agency securities, 3.50% - 5.50% due 5/20/40 - 12/20/45; valued at $463,423)	450,000	450,000

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Federal Reserve Bank of New York, (0.25%, dated 4/29/16, due 5/2/16; proceeds $2,300,048; fully collateralized by various U.S. Government obligations, 1.13% - 2.50% due 12/31/18 - 5/15/24; valued at $2,300,048)	$2,300,000	$2,300,000
ING Financial Markets LLC, (0.29%, dated 4/29/16, due 5/2/16; proceeds $48,001; fully collateralized by various U.S. Government agency securities, 3.50% - 5.00% due 12/1/17 - 5/1/42; valued at $49,443)	48,000	48,000
ING Financial Markets LLC, (0.30%, dated 4/28/16, due 5/5/16; proceeds $397,023; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 6/1/22 - 3/1/46; valued at $408,914)	397,000	397,000
ING Financial Markets LLC, (0.41%, dated 4/22/16, due 7/25/16; proceeds $92,098; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 6/1/34 - 7/1/45; valued at $94,760)	92,000	92,000
ING Financial Markets LLC, (0.43%, dated 3/7/16, due 6/3/16; proceeds $75,079; fully collateralized by various U.S. Government agency securities, 3.50% due 1/1/43 - 7/1/45; valued at $77,254)	75,000	75,000
ING Financial Markets LLC, (0.43%, dated 3/17/16, due 6/17/16; proceeds $150,165; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 9/1/42 - 4/1/46; valued at $154,502)	150,000	150,000
ING Financial Markets LLC, (0.43%, dated 3/17/16, due 6/17/16; proceeds $235,258; fully collateralized by various U.S. Government agency securities, 3.00% - 5.50% due 5/1/32 - 8/1/48; valued at $242,052)	235,000	235,000
Merrill Lynch Pierce Fenner & Smith, (Interest in $420,000 joint repurchase agreement, 0.28% dated 4/29/16 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $420,010 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/24; valued at $428,126)	170,000	170,000
Merrill Lynch Pierce Fenner & Smith, (Interest in $250,000 joint repurchase agreement, 0.30% dated 4/29/16 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $250,006 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 2/20/26; valued at $257,477)	95,000	95,000
Merrill Lynch Pierce Fenner & Smith, (0.38%, dated 3/18/16, due 6/17/16; proceeds $500,480; fully collateralized by various U.S. Government agency securities, 1.99% - 4.50% due 6/1/32 - 1/20/65; valued at $515,229)	500,000	500,000
	Face Amount (000)	Value (000)
Natixis, (Interest in $2,500,000 joint repurchase agreement, 0.28% dated 4/29/16 under Natixis, will repurchase the securities provided as collateral for $2,500,058 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/46; valued at $2,549,333)	$1,376,000	$1,376,000
Natixis, (Interest in $1,000,000 joint repurchase agreement, 0.30% dated 4/29/16 under which Nataxis, will repurchase the securities provided as collateral for $1,000,025 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 5/1/46; valued at $1,030,186)	650,000	650,000
Prudential Insurance Company of America, (0.30%, dated 4/29/16, due 5/2/16; proceeds $153,567; fully collateralized by a U.S. Government obligation, 2.88% due 5/2/16; valued at $156,134)	153,563	153,563
RBC Capital Markets LLC, (0.30%, dated 4/26/16, due 6/20/16; proceeds $422,193; fully collateralized by various U.S. Government obligations, 0.00% - 9.13% due 5/5/16 - 2/15/46; valued at $430,483) (Demand 5/6/16)	422,000	422,000
RBC Capital Markets LLC, (0.34%, dated 4/19/16, due 6/16/16; proceeds $975,534; fully collateralized by various U.S. Government agency securities, 2.44% - 5.00% due 10/1/20 - 6/20/65; valued at $1,004,095)	975,000	975,000
RBC Capital Markets LLC, (0.34%, dated 4/20/16, due 6/17/16; proceeds $450,247; fully collateralized by various U.S. Government agency securities, 2.16% - 5.50% due 9/1/18 - 5/1/46; valued at $463,674) (Demand 5/6/16)	450,000	450,000
RBC Capital Markets LLC, (0.37%, dated 2/3/16, due 5/3/16; proceeds $550,509; fully collateralized by various U.S. Government agency securities, 1.00% - 4.50% due 7/28/17 - 5/1/46; valued at $567,120)	550,000	550,000
Societe Generale, (0.29%, dated 4/29/16, due 5/2/16; proceeds $300,007; fully collateralized by various U.S. Government obligations, 0.00% - 2.25% due 4/27/17 - 11/15/36; valued at $306,466)	300,000	300,000
Societe Generale, (0.35%, dated 4/4/16, due 6/3/16; proceeds $200,117; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 7/21/16 - 1/15/25; valued at $203,896) (Demand 5/6/16)	200,000	200,000
Societe Generale, (0.35%, dated 4/5/16, due 6/6/16; proceeds $50,030; fully collateralized by various U.S. Government obligations, 0.00% - 2.50% due 4/27/17 - 11/15/24; valued at $51,031) (Demand 5/6/16)	50,000	50,000

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Societe Generale, (0.35%, dated 4/8/16, due 6/7/16; proceeds $400,233; fully collateralized by various U.S. Government obligations, 1.75% - 2.13% due 12/31/20 - 12/31/22; valued at $407,503) (Demand 5/6/16)	$400,000	$400,000
Societe Generale, (0.36%, dated 4/1/16, due 6/1/16; proceeds $350,214; fully collateralized by various U.S. Government agency securities, 0.87% - 3.50% due 10/1/22 - 8/1/45; valued at $360,628) (Demand 5/6/16)	350,000	350,000
Societe Generale, (0.36%, dated 4/18/16, due 6/29/16; proceeds $300,216; fully collateralized by various U.S. Government obligations, 0.00% - 3.63% due 5/26/16 - 5/15/23; valued at $306,127) (Demand 5/6/16)	300,000	300,000
TD Securities USA LLC, (0.30%, dated 4/26/16, due 5/3/16; proceeds $250,015; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 4/1/36 - 4/1/44 and U.S. Government obligations, 1.75% - 4.50% due 1/31/23 - 11/15/39; valued at $255,472)	250,000	250,000
TD Securities USA LLC, (0.30%, dated 4/27/16, due 5/4/16; proceeds $125,007; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 8/1/33 - 5/1/44; valued at $128,762)	125,000	125,000
Wells Fargo Bank NA, (Interest in $550,000 joint repurchase agreement, 0.29% dated 4/29/16 under Wells Fargo Bank NA, will repurchase the securities provided as collateral for $550,013 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 4/30/20; valued at $561,683)	100,000	100,000
Wells Fargo Bank NA, (Interest in $450,000 joint repurchase agreement, 0.31% dated 4/29/16 under which Wells Fargo Bank NA, will repurchase the securities provided as collateral for $450,012 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, was a U.S. Government agency security with a maturity date of 6/1/45; valued at $463,201)	25,000	25,000
Wells Fargo Securities LLC, (0.31%, dated 4/26/16, due 5/3/16; proceeds $145,009; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 11/1/30 - 3/1/46; valued at $149,558)	145,000	145,000
Wells Fargo Securities LLC, (0.31%, dated 4/27/16, due 5/4/16; proceeds $600,036; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 1/1/31 - 3/1/46; valued at $618,108)	600,000	600,000
	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (Interest in $750,000 joint repurchase agreement, 0.31% dated 4/29/16 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $750,019 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 3/1/46; valued at $773,066)	$200,000	$200,000
Wells Fargo Securities LLC, (0.40%, dated 3/10/16, due 6/8/16; proceeds $60,060; fully collateralized by various U.S. Government obligations, 0.00% - 0.75% due 6/16/16 - 2/15/42; valued at $61,243)	60,000	60,000
Wells Fargo Securities LLC, (0.43%, dated 3/17/16, due 6/17/16; proceeds $570,626; fully collateralized by various U.S. Government agency securities, 0.00% - 4.50% due 11/1/30 - 4/1/46; valued at $587,128)	570,000	570,000
Wells Fargo Securities LLC, (0.43%, dated 3/18/16, due 6/20/16; proceeds $583,655; fully collateralized by various U.S. Government agency securities, 0.00% - 4.00% due 7/1/27 - 4/1/46; valued at $600,803)	583,000	583,000
Total Repurchase Agreements (Cost $19,518,563)		19,518,563
U.S. Agency Securities (44.9%)
Federal Farm Credit Bank,
0.39%, 8/30/16 (a)	75,000	75,000
0.41%, 9/23/16 (a)	60,000	59,998
0.42%, 5/20/16 - 12/19/16 (a)	579,540	579,533
0.44%, 7/24/17 (a)	175,000	175,023
0.46%, 5/15/17 - 8/28/17 (a)	539,000	538,991
0.49%, 7/28/16 (a)	150,000	149,998
0.50%, 8/10/17 (a)	21,000	20,996
0.52%, 8/15/16 (a)	80,000	79,999
0.57%, 12/4/17 (a)	200,000	200,000
0.59%, 6/20/16 (b)	60,000	59,952
Federal Home Loan Bank,
0.38%, 5/18/16 - 7/15/16 (a)	350,000	350,000
0.39%, 7/8/16 (a)	250,000	250,000
0.40%, 5/26/16 (a)	250,000	250,000
0.41%, 8/26/16 - 9/8/16 (a)	543,500	543,499
0.43%, 7/25/16 - 1/27/17 (a)	1,108,000	1,108,000
0.43%, 2/3/17 (a)(c)	290,000	290,000
0.44%, 5/16/16 (a)	370,000	370,000
0.46%, 8/1/16 - 8/2/16 (a)	206,000	206,000
0.48%, 2/14/17 - 2/21/17 (a)	775,000	774,902
0.49%, 6/24/16 (a)	300,000	299,997
0.51%, 7/29/16 - 9/23/16 (b)	406,250	405,533
0.55%, 11/2/17 (a)(c)	250,000	249,963
0.56%, 3/14/17 - 11/1/17 (a)	1,290,000	1,290,000
0.57%, 3/23/17 (a)	457,500	457,500
0.59%, 6/14/17 - 9/13/17 (a)	410,250	410,243
0.60%, 8/21/17 (a)	179,000	178,976
0.61%, 8/25/17 - 9/11/17 (a)	300,000	299,985
0.62%, 6/15/16 (b)	354,100	353,832
0.62%, 9/1/17 - 9/7/17 (a)	279,000	279,000

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (cont'd)
0.63%, 6/3/16 - 6/17/16 (b)	$1,556,100	$1,555,140
0.64%, 6/20/16 (b)	233,000	232,797
0.65%, 6/10/16 - 7/8/16 (b)	1,031,900	1,030,922
Federal Home Loan Mortgage Corporation,
0.39%, 8/24/16 (a)	230,000	230,000
0.41%, 6/15/16 (a)	375,000	374,993
0.44%, 7/21/16 - 4/20/17 (a)	1,056,600	1,056,545
0.48%, 4/27/17 (a)	335,000	334,933
0.51%, 11/14/16 (a)	250,000	250,000
0.52%, 5/4/16 (b)	50,000	49,999
0.57%, 7/21/17 (a)	400,000	399,950
0.65%, 3/8/18 (a)	95,000	95,000
Federal National Mortgage Association,
0.45%, 9/8/17 - 10/5/17 (a)	791,500	791,337
0.52%, 10/21/16 (a)	200,000	199,996
0.62%, 6/8/16 - 6/15/16 (b)	150,981	150,874
Total U.S. Agency Securities (Cost $17,059,406)		17,059,406
U.S. Treasury Securities (3.2%)
U.S. Treasury Bill
0.60%, 6/16/16 (d)	940,000	939,312
U.S. Treasury Notes
3.25%, 7/31/16	288,000	289,806
Total U.S. Treasury Securities (Cost $1,229,118)		1,229,118
Total Investments (99.4%) (Cost $37,807,087) (e)(f)		37,807,087
Other Assets in Excess of Liabilities (0.6%)		219,540
Net Assets (100.0%)		$38,026,627

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2016.

(b)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(c)  Security is subject to delayed delivery.

(d)  Rate shown is the yield to maturity at April 30, 2016.

(e)  Securities are available for collateral in connection with purchase of securities purchased on a forward commitment basis.

(f)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	51.6%
U.S. Agency Securities	45.1
Other*	3.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited)

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (78.7%)
Federal Farm Credit Bank,
0.50%, 8/26/16	$500	$500
0.53%, 7/20/16 (a)	100	100
0.55%, 9/19/16	500	500
Federal Home Loan Bank,
0.35%, 5/3/16 - 6/22/16 (b)	1,100	1,100
0.30%, 5/6/16 - 5/25/16 (b)	4,674	4,674
0.32%, 5/13/16 - 6/1/16 (b)	3,772	3,772
0.33%, 5/31/16 (b)	300	300
0.65%, 7/1/16 (b)	135	135
0.50%, 7/8/16 - 10/4/16 (b)	755	753
0.33%, 6/17/16	1,000	1,000
5.38%, 5/18/16	600	601
Total U.S. Agency Securities (Cost $13,435)		13,435
U.S. Treasury Securities (14.1%)
U.S. Treasury Bills,
0.30%, 6/30/16 (c)	700	700
0.46%, 8/25/16 (c)	500	499
U.S. Treasury Note
0.32%, 7/31/16 (a)	1,200	1,200
Total U.S. Treasury Securities (Cost $2,399)		2,399
Total Investments (92.8%) (Cost $15,834) (d)		15,834
Other Assets in Excess of Liabilities (7.2%)		1,238
Net Assets (100.0%)		$17,072

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2016.

(b)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(c)  Rate shown is the yield to maturity at April 30, 2016.

(d)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	84.8%
U.S. Treasury Securities	15.2
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (57.5%)
ABN Amro Securities LLC, (Interest in $850,000 joint repurchase agreement, 0.30% dated 4/29/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $850,021 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/43; valued at $867,553)	$850,000	$850,000
Bank of Montreal, (0.27%, dated 4/29/16, due 5/2/16; proceeds $100,002; fully collateralized by various U.S. Government obligations, 0.00% - 8.88% due 4/30/16 - 2/15/46; valued at $101,965)	100,000	100,000
Bank of Montreal, (0.27%, dated 4/29/16, due 5/2/16; proceeds $150,003; fully collateralized by various U.S. Government obligations, 0.75% - 2.75% due 10/31/17 - 11/15/23; valued at $152,965)	150,000	150,000
Bank of Nova Scotia, (0.27%, dated 4/29/16, due 5/2/16; proceeds $50,001; fully collateralized by a U.S. Government obligation, 0.75% due 1/31/18; valued at $50,993)	50,000	50,000
Bank of Nova Scotia, (0.37%, dated 3/7/16, due 6/17/16; proceeds $500,524; fully collateralized by various U.S. Government obligations, 0.13% - 8.50% due 7/15/16 - 5/15/44; valued at $509,861) (Demand 5/6/16)	500,000	500,000
Bank of Nova Scotia, (0.40%, dated 1/26/16, due 8/26/16; proceeds $400,941; fully collateralized by various U.S. Government obligations, 0.00% - 8.88% due 6/9/16 - 8/15/43; valued at $407,932) (Demand 5/6/16)	400,000	400,000
Barclays Capital, Inc., (0.28%, dated 4/29/16, due 5/2/16; proceeds $250,006; fully collateralized by various U.S. Government obligations, 1.38% - 6.25% due 8/15/16 - 5/15/30; valued at $255,030)	250,000	250,000
BNP Paribas Securities Corp., (0.26%, dated 4/29/16, due 5/2/16; proceeds $50,001; fully collateralized by various U.S. Government obligations, 0.00% - 1.75% due 5/19/16 - 1/31/23; valued at $51,025)	50,000	50,000
BNP Paribas Securities Corp., (Interest in $1,000,000 joint repurchase agreement, 0.28% dated 4/29/16 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $1,000,023 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/42; valued at $1,020,078)	1,000,000	1,000,000
	Face Amount (000)	Value (000)
Credit Agricole Corp., (Interest in $1,650,000 joint repurchase agreement, 0.29% dated 4/29/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,650,040 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/45; valued at $1,683,258)	$1,150,000	$1,150,000
Credit Suisse Securities USA, (0.28%, dated 4/29/16, due 5/2/16; proceeds $55,001; fully collateralized by a U.S. Government obligation, 2.13% due 8/15/21; valued at $56,101)	55,000	55,000
HSBC Securities USA, Inc., (0.27%, dated 4/29/16, due 5/2/16; proceeds $1,000,023; fully collateralized by various U.S. Government obligations, 0.50% - 6.38% due 11/30/16 - 11/15/44; valued at $1,071,005)	1,000,000	1,000,000
ING Financial Markets LLC, (0.35%, dated 2/12/16, due 5/12/16; proceeds $50,044; fully collateralized by various U.S. Government obligations, 1.50% - 3.75% due 8/31/18 - 11/15/18; valued at $51,003)	50,000	50,000
JP Morgan Securities LLC, (0.29%, dated 4/29/16, due 5/2/16; proceeds $125,003; fully collateralized by various U.S. Government obligations, 2.00% - 4.25% due 11/15/17 - 8/15/25; valued at $127,504)	125,000	125,000
Merrill Lynch Pierce Fenner & Smith, (Interest in $420,000 joint repurchase agreement, 0.28% dated 4/29/16 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $420,010 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/24; valued at $428,126)	250,000	250,000
Natixis, (Interest in $2,500,000 joint repurchase agreement, 0.28% dated 4/29/16 under Natixis, will repurchase the securities provided as collateral for $2,500,058 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/46; valued at $2,549,333)	950,000	950,000
Prudential Insurance Company of America, (0.30%, dated 4/29/16, due 5/2/16; proceeds $185,505; fully collateralized by a U.S. Government obligation, 0.01% due 5/2/16; valued at $188,600)	185,500	185,500
Societe Generale, (0.35%, dated 4/1/16, due 6/1/16; proceeds $250,148; fully collateralized by various U.S. Government obligations, 0.00% - 8.88% due 7/15/16 - 2/15/44; valued at $254,949) (Demand 5/6/16)	250,000	250,000

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited) (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Societe Generale, (0.35%, dated 4/4/16, due 6/3/16; proceeds $350,204; fully collateralized by various U.S. Government obligations, 0.00% - 2.50% due 7/15/16 - 2/15/45; valued at $356,710) (Demand 5/6/16)	$350,000	$350,000
Societe Generale, (0.35%, dated 4/5/16, due 6/6/16; proceeds $250,151; fully collateralized by various U.S. Government obligations, 0.00% - 8.88% due 7/21/16 - 8/15/43; valued at $255,089) (Demand 5/6/16)	250,000	250,000
Societe Generale, (0.35%, dated 4/8/16, due 6/7/16; proceeds $250,146; fully collateralized by various U.S. Government obligations, 0.00% - 8.88% due 7/15/16 - 11/15/25; valued at $255,403) (Demand 5/6/16)	250,000	250,000
Societe Generale, (0.36%, dated 4/18/16, due 6/29/16; proceeds $25,018; fully collateralized by various U.S. Government obligations, 0.00% - 8.75% due 7/15/16 - 2/15/41; valued at $25,510) (Demand 5/6/16)	25,000	25,000
TD Securities USA LLC, (0.28%, dated 4/27/16, due 5/4/16; proceeds $125,007; fully collateralized by various U.S. Government obligations, 0.00% - 3.13% due 10/31/16 - 11/15/43; valued at $127,496)	125,000	125,000
Wells Fargo Bank NA, (Interest in $550,000 joint repurchase agreement, 0.29% dated 4/29/16 under Wells Fargo Bank NA, will repurchase the securities provided as collateral for $550,013 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 4/30/20; valued at $561,683)	450,000	450,000
Wells Fargo Securities LLC, (Interest in $250,000 joint repurchase agreement, 0.29% dated 4/29/16 under Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $250,006 on 5/2/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/45; valued at $255,070)	250,000	250,000
Wells Fargo Securities LLC, (0.40%, dated 3/10/16, due 6/8/16; proceeds $35,035; fully collateralized by a U.S. Government obligation, 1.88% due 9/30/17; valued at $35,652)	35,000	35,000
Wells Fargo Securities LLC, (0.40%, dated 3/17/16, due 6/17/16; proceeds $570,583; fully collateralized by various U.S. Government obligations, 0.13% - 3.00% due 4/30/16 - 2/15/42; valued at $581,387)	570,000	570,000
	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (0.40%, dated 3/18/16, due 6/20/16; proceeds $245,256; fully collateralized by various U.S. Government obligations, 0.13% - 4.50% due 5/31/16 - 2/15/42; valued at $249,837)	$245,000	$245,000
Total Repurchase Agreements (Cost $9,915,500)		9,915,500
U.S. Treasury Securities (41.8%)
U.S. Treasury Bills,
0.46%, 8/25/16 (a)	55,000	54,920
0.47%, 8/4/16 (a)	410,000	409,503
0.51%, 7/7/16 (a)	575,000	574,473
0.60%, 6/16/16 (a)	600,000	699,489
U.S. Treasury Notes,
0.30%, 10/31/16 (b)	115,000	114,967
0.32%, 4/30/17 (b)	517,000	516,520
0.33%, 7/31/17 (b)	668,000	667,734
0.42%, 10/31/17 (b)	705,000	704,362
0.44%, 4/30/18 (b)(c)	250,000	250,000
0.50%, 9/30/16	90,000	89,999
0.52%, 8/31/16	75,000	75,118
0.52%, 1/31/18 (b)	220,000	220,141
1.50%, 7/31/16	400,000	400,801
3.00%, 8/31/16 - 9/30/16	319,000	321,783
3.25%, 5/31/16 - 7/31/16	1,950,000	1,958,494
4.88%, 8/15/16	150,000	151,883
Total U.S. Treasury Securities (Cost $7,210,187)		7,210,187
Total Investments (99.3%) (Cost $17,125,687) (d)(e)		17,125,687
Other Assets in Excess of Liabilities (0.7%)		124,394
Net Assets (100.0%)		$17,250,081

(a)  Rate shown is the yield to maturity at April 30, 2016.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2016.

(c)  Security is subject to delayed delivery.

(d)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(e)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited) (cont'd)

Treasury Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	57.9%
U.S. Treasury Securities	42.1
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited)

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (91.3%)
U.S. Treasury Bills,
0.12%, 5/5/16 (a)	$400,000	$399,996
0.25%, 5/12/16 (a)	680,000	679,954
0.24%, 5/19/16 (a)	330,000	329,963
0.19%, 5/26/16 (a)	990,000	989,880
0.42%, 6/16/16 (a)	870,000	869,555
0.34%, 6/23/16 (a)	1,030,000	1,029,507
0.35%, 6/30/16 (a)	724,100	723,747
0.00%, 6/30/16 (a)	185,000	184,841
0.33%, 7/7/16 (a)	1,475,000	1,474,134
0.23%, 7/14/16 (a)	460,350	460,135
0.22%, 7/21/16 (a)	865,875	865,452
0.26%, 7/28/16 (a)	275,000	274,834
0.47%, 8/4/16 (a)	290,000	289,649
0.46%, 8/25/16 (a)	185,000	184,731
0.52%, 9/15/16 (a)	200,000	199,615
0.48%, 9/29/16 (a)	585,000	583,842
U.S. Treasury Bond
7.25%, 5/15/16	348,000	348,874
U.S. Treasury Notes,
0.25%, 5/15/16	1,749,000	1,749,008
0.30%, 10/31/16 (b)	35,000	34,990
0.32%, 7/31/16 - 4/30/17 (b)	1,395,000	1,394,611
0.33%, 1/31/17 - 7/31/17 (b)	675,000	674,738
0.38%, 5/31/16	789,500	789,601
0.42%, 10/31/17 (b)	534,000	533,511
0.50%, 6/15/16 - 9/30/16	389,000	389,292
0.52%, 1/31/18 (b)	230,000	230,146
0.63%, 7/15/16	299,000	299,197
0.44%, 8/31/16	120,000	120,222
0.44%, 4/30/18 (b)(c)	250,000	250,000
1.50%, 6/30/16	151,000	151,310
1.75%, 5/31/16	357,000	357,406
3.00%, 8/31/16 - 9/30/16	621,000	626,347
3.25%, 5/31/16 - 7/31/16	1,612,000	1,619,121
5.13%, 5/15/16	299,000	299,520
Total Investments (91.3%) (Cost $19,407,729) (d)(e)		19,407,729
Other Assets in Excess of Liabilities (8.7%)		1,852,681
Net Assets (100.0%)		$21,260,410

(a)  Rate shown is the yield to maturity at April 30, 2016.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2016.

(c)  Security is subject to delayed delivery.

(d)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(e)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (96.5%)
Weekly Variable Rate Bonds (75.7%)
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C 0.38%, 6/1/41	$1,000	$1,000
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A 0.41%, 11/1/35	2,695	2,695
District of Columbia, The Pew Charitable Trusts Ser 2008 A 0.41%, 4/1/38	1,380	1,380
Houston, TX, Combined Utility System First Lien Ser 2004 B-5 0.41%, 5/15/34	2,000	2,000
Combined Utility System First Lien Ser 2004 B-6 0.41%, 5/15/34	2,100	2,100
Long Island Power Authority, NY, Electric System Ser 2012 C 0.40%, 5/1/33	3,300	3,300
Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance Ser 2010 A-7 0.38%, 1/1/29	2,300	2,300
Metropolitan Transportation Authority, NY, Transportation Ser 2012 G-2 0.38%, 11/1/32	1,900	1,900
Transportation Ser 2015 E-3 0.39%, 11/15/50	1,000	1,000
New York City Municipal Water Finance Authority, NY, 2000 Ser C 0.39%, 6/15/33	1,700	1,700
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5 0.41%, 2/1/35	2,900	2,900
Future Tax Fiscal 2013 Ser C-5 0.38%, 11/1/41	2,000	2,000
New York City, NY, Fiscal 2004 Subser A-5 0.37%, 8/1/31	3,500	3,500
North Texas Tollway Authority, TX, Ser 2009 D 0.41%, 1/1/49	1,300	1,300
Orlando Utilities Commission, FL, Utility System Ser 2008-2 0.40%, 10/1/33	2,300	2,300
Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2 0.41%, 11/1/38	2,800	2,800
Tender Option Bond Series Trust, AZ, Salt River Project Agricultural Improvement & Power District Electric System Ser 2015 A Floater Receipts Ser 2015-ZM0125 0.43%, 6/1/23 (a)	1,850	1,850
Tender Option Bond Series Trust, NC, Duke University Ser 2015 B Floater Receipts Ser 2015-XF2167 0.44%, 10/1/23 (a)	1,600	1,600
Tender Option Bond Series Trust, NY, Utility Debt Securitization Authority Restructuring Ser 2015 Floater Receipts Ser 201-5 ZM0122 0.43%, 6/15/23 (a)	1,500	1,500
Texas, Veterans Ser 2016 0.39%, 12/1/46	2,200	2,200
	Face Amount (000)	Value (000)
University of Texas Regents, Financing System Ser 2008 B 0.37%, 8/1/32	$2,300	$2,300
Permanent University Fund Ser 2008 A 0.38%, 7/1/37	3,320	3,320
Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C 0.40%, 5/15/39 (a)	3,195	3,195
		50,140
Daily Variable Rate Bonds (15.5%)
Gulf Coast Industrial Development Authority, TX, Exxon Mobil Project Ser 2012 0.27%, 11/1/41	2,500	2,500
JP Morgan Chase & Co., LA, Louisiana Ser 2016-A BANs Outters Ser 5006 0.31%, 8/15/16 (a)	1,100	1,100
JP Morgan Chase & Co., PA, Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2010 D & F PUTTERs Ser 4323 0.39%, 12/1/17 (a)	1,000	1,000
Mississippi Business Finance Corporation, Chevron USA Ser 2010 G 0.25%, 11/1/35	1,500	1,500
Chevron USA Ser 2010 K 0.28%, 11/1/35	1,000	1,000
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G-5 0.28%, 5/1/34	1,400	1,400
New York City, NY, Fiscal 2008 Ser J Subser J-3 0.28%, 8/1/23	1,800	1,800
		10,300
Closed-End Investment Company (5.3%)
Nuveen AMT-Free Municipal Income Fund, VRDP Ser 2 0.49%, 12/1/40 (a)	3,500	3,500
Commercial Paper (3.0%)
Montgomery County, MD, 2010 Ser B BANs 0.39%, 5/4/16 (b)	2,000	2,000
Total Investments (99.5%) (Cost $65,940) (c)		65,940
Other Assets in Excess of Liabilities (0.5%)		344
Net Assets (100.0%)		$66,284

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The rates shown are the effective yields at the date of purchase.

(c)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

AMT  Alternative Minimum Tax.

BANs  Bond Anticipation Notes.

PUTTERs  Puttable Tax-Exempt Receipts.

VRDP  Variable Rate Demand Preferred.

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Portfolio of Investments (unaudited) (cont'd)

Tax-Exempt Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	76.1%
Daily Variable Rate Bonds	15.6
Closed-End Investment Company	5.3
Other*	3.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
New York	$21,000	31.7%
Texas	15,720	23.7
Florida	5,100	7.7
Other	3,500	5.3
Utah	3,195	4.8
Colorado	2,695	4.1
Mississippi	2,500	3.8
Massachusetts	2,300	3.5
Maryland	2,000	3.0
Arizona	1,850	2.8
North Carolina	1,600	2.4
District of Columbia	1,380	2.1
Louisiana	1,100	1.6
California	1,000	1.5
Pennsylvania	1,000	1.5
	$65,940	99.5%

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Statements of Assets and Liabilities (unaudited)

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)		Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$4,886,128		$19,688,129		$37,807,087		$15,834
Total Investments in Securities, at Value(1)	4,886,128		19,688,129		37,807,087		15,834
Cash	17,051		55,911		756,914		252
Interest Receivable	4,342		7,653		11,769		19
Receivable for Investments Sold	—		—		—		900
Receivable for Portfolio Shares Sold	—		2		—		—
Due from Adviser	—		—		—		15
Other Assets	311		875		1,605		112
Total Assets	4,907,832		19,752,570		38,577,375		17,132
Liabilities:
Dividends Declared	686		4,035		4,764		—	@
Payable for Advisory Fees	224		1,962		3,476		—
Payable for Administration Fees	205		814		1,492		—
Payable for Professional Fees	37		34		31		36
Payable for Custodian Fees	18		88		204		2
Payable for Administration Plan Fees — Institutional Select Class	11		4		53		—	@
Payable for Administration Plan Fees — Investor Class	—	@	15		3		—	@
Payable for Administration Plan Fees — Administrative Class	—	@	—	@	1		—	@
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	1		39		173		—	@
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	1		1		—	@	—	@
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	4		7		14		—	@
Payable for Distribution Plan and Shareholder Service Plan Fees — Select Class	—		—		—	@	—
Payable for Transfer Agency Fees	10		19		17		3
Payable for Investments Purchased	—		—		539,963		—
Other Liabilities	116		596		557		19
Total Liabilities	1,313		7,614		550,748		60
Net Assets	$4,906,519		$19,744,956		$38,026,627		$17,072
Net Assets Consist Of:
Paid-in-Capital	$4,906,329		$19,744,189		$38,026,945		$17,083
Accumulated Undistributed Net Investment Income (Loss)	28		(197)		(56)		(11)
Accumulated Net Realized Gain (Loss)	162		964		(262)		—	@
Net Assets	$4,906,519		$19,744,956		$38,026,627		$17,072
(1) Including: Repurchase Agreements, at Value	$1,227,000		$7,182,550		$19,518,563		$—

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Statements of Assets and Liabilities (unaudited) (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$4,329,720	$19,152,285	$35,782,228	$15,396
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	4,329,452,850	19,150,812,600	35,782,001,003	15,382,676
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$538,075	$173,570	$1,184,039	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	538,074,698	173,556,981	1,184,043,472	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$241	$175,142	$39,059	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	240,507	175,134,600	39,051,617	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$2,313	$70	$4,572	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,313,053	70,000	4,572,009	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$3,652	$192,852	$906,222	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,651,657	192,840,468	906,223,309	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$504	$2,905	$50	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	503,675	2,905,124	50,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$32,014	$48,132	$110,407	$1,426
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	32,011,094	48,130,520	110,406,423	1,425,351
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
SELECT CLASS:
Net Assets	$—	$—	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.00	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Statements of Assets and Liabilities (unaudited)

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$17,125,687		$19,407,729		$65,940
Total Investments in Securities, at Value(1)	17,125,687		19,407,729		65,940
Cash	274,098		24,540		265
Interest Receivable	29,985		57,657		22
Receivable for Investments Sold	75,000		2,024,000		—
Due from Adviser	—		—		8
Other Assets	547		1,104		152
Total Assets	17,505,317		21,515,030		66,387
Liabilities:
Dividends Declared	2,033		1,524		3
Payable for Advisory Fees	1,879		1,998		—
Payable for Administration Fees	778		859		—
Payable for Professional Fees	30		30		35
Payable for Custodian Fees	73		19		3
Payable for Administration Plan Fees — Institutional Select Class	15		10		—	@
Payable for Administration Plan Fees — Investor Class	4		5		—	@
Payable for Administration Plan Fees — Administrative Class	—	@	—	@	—	@
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	108		2		1
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	—	@	—	@	—	@
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	7		13		3
Payable for Distribution Plan and Shareholder Service Plan Fees — Select Class	—	@	—	@	—
Payable for Transfer Agency Fees	12		12		5
Payable for Investments Purchased	250,006		250,006		—
Other Liabilities	291		142		53
Total Liabilities	255,236		254,620		103
Net Assets	$17,250,081		$21,260,410		$66,284
Net Assets Consist Of:
Paid-in-Capital	$17,250,195		$21,260,371		$66,308
Accumulated Net Investment Loss	(108)		(12)		(2)
Accumulated Net Realized Gain (Loss)	(6)		51		(22)
Net Assets	$17,250,081		$21,260,410		$66,284
(1) Including: Repurchase Agreements, at Value	$9,915,500		$—		$—

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Statements of Assets and Liabilities (unaudited) (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$16,189,450	$20,837,558	$26,909
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	16,189,393,872	20,837,491,014	26,803,545
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$367,272	$239,076	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	367,273,837	239,077,641	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$41,265	$60,760	$54
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	41,264,994	60,759,858	54,380
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$1,059	$50	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	1,058,815	50,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$588,653	$17,071	$6,809
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	588,649,369	17,070,890	6,808,665
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$50	$50	$2,575
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,000	50,000	2,571,903
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$62,282	$105,795	$29,837
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	62,278,644	105,796,228	29,764,632
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
SELECT CLASS:
Net Assets	$50	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,000	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Statements of Operations (unaudited)

	Money Market Portfolio (000)		Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$11,849		$47,525	$66,288	$26
Expenses:
Advisory Fees (Note B)	3,517		14,647	29,407	14
Administration Fees (Note C)	1,172		4,882	9,802	5
Custodian Fees (Note F)	82		262	576	4
Registration and Filing Fees	80		67	440	38
Administration Plan Fees — Institutional Select Class (Note D)	28		47	184	—	@
Administration Plan Fees — Investor Class (Note D)	—	@	70	22	—	@
Administration Plan Fees — Administrative Class (Note D)	2		— @	1	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	4		272	1,971	—	@
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	4		8	— @	—	@
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	21		22	94	1
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—		—	— @	—
Trustees' Fees and Expenses	48		237	538	1
Professional Fees	40		41	42	39
Pricing Fees	17		17	18	12
Transfer Agency Fees (Note E)	17		33	33	7
Shareholder Reporting Fees	4		7	17	1
Other Expenses	51		174	280	14
Total Expenses	5,087		20,786	43,425	136
Waiver of Advisory Fees (Note B)	(2,214)		(2,791)	(9,321)	(14)
Expenses Reimbursed by Adviser (Note B)	—		—	—	(100)
Waiver of Administration Fees (Note C)	—		—	—	(5)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	—		(— @)	(31)	(—	@)
Waiver of Administration Plan Fees — Investor Class (Note D)	—		(5)	(6)	(—	@)
Waiver of Administration Plan Fees — Administrative Class (Note D)	(—	@)	(— @)	(— @)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(—	@)	(54)	(854)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(1)		(3)	(— @)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(—	@)	(2)	(29)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—		—	(— @)	—
Net Expenses	2,872		17,931	33,184	17
Net Investment Income	8,977		29,594	33,104	9
Realized Gain (Loss):
Investments Sold	231		964	(262)	—	@
Net Increase in Net Assets Resulting from Operations	$9,208		$30,558	$32,842	$9

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Statements of Operations (unaudited) (cont'd)

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Investment Income:
Interest	$30,199		$24,223		$43
Dividends from Securities of Affiliated Issuers (Note H)	—		—		2
Total Investment Income	30,199		24,223		45
Expenses:
Advisory Fees (Note B)	13,974		13,283		81
Administration Fees (Note C)	4,658		4,428		27
Custodian Fees (Note F)	251		174		4
Registration and Filing Fees	140		371		48
Administration Plan Fees — Institutional Select Class (Note D)	102		63		— @
Administration Plan Fees — Investor Class (Note D)	17		18		— @
Administration Plan Fees — Administrative Class (Note D)	—	@	—	@	— @
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	777		14		8
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—	@	—	@	7
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	41		72		20
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—	@	—	@	—
Trustees' Fees and Expenses	239		170		2
Professional Fees	41		40		43
Pricing Fees	14		13		13
Transfer Agency Fees (Note E)	26		28		8
Shareholder Reporting Fees	8		4		2
Other Expenses	139		105		17
Total Expenses	20,427		18,783		280
Waiver of Advisory Fees (Note B)	(4,687)		(4,272)		(81)
Rebate from Morgan Stanley Affiliate (Note H)	—		—		(4)
Expenses Reimbursed by Adviser (Note B)	—		—		(108)
Waiver of Administration Fees (Note C)	(3)		(9)		(27)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(28)		(19)		(— @)
Waiver of Administration Plan Fees — Investor Class (Note D)	(4)		(—	@)	(— @)
Waiver of Administration Plan Fees — Administrative Class (Note D)	(—	@)	(—	@)	(— @)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(311)		(8)		(7)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(—	@)	(—	@)	(6)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(10)		(26)		(16)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	(—	@)	(—	@)	—
Net Expenses	15,384		14,449		31
Net Investment Income	14,815		9,774		14
Realized Gain (Loss):
Investments Sold	47		107		—
Net Increase in Net Assets Resulting from Operations	$14,862		$9,881		$14

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2016 (unaudited) (000)	Year Ended October 31, 2015 (000)	Six Months Ended April 30, 2016 (unaudited) (000)	Year Ended October 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$8,977	$4,377	$29,594	$13,435
Net Realized Gain	231	21	964	84
Net Increase in Net Assets Resulting from Operations	9,208	4,398	30,558	13,519
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(8,730)	(4,319)	(29,107)	(13,090)
Institutional Select Class:
Net Investment Income	(208)	(55)	(209)	(169)
Investor Class:
Net Investment Income	(1)	(— @)	(148)	(43)
Administrative Class:
Net Investment Income	(3)	(— @)	(— @)	(1)
Advisory Class:
Net Investment Income	(2)	(— @)	(102)	(124)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(2)
Cash Management Class:
Net Investment Income	(33)	(3)	(28)	(6)
Total Distributions	(8,977)	(4,377)	(29,594)	(13,435)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	15,839,080	20,677,405	151,321,293	338,002,286
Distributions Reinvested	5,119	2,523	10,926	5,534
Redeemed	(14,898,466)	(19,511,828)	(150,827,615)	(339,475,908)
Institutional Select Class:
Subscribed	4,917,001	1,074,540	172,334	862,495
Distributions Reinvested	25	39	202	96
Redeemed	(4,379,001)	(1,074,579)	(236,710)	(1,329,775)
Investor Class:
Subscribed	5,906	1,852	53,228	148,876
Distributions Reinvested	1	— @	147	42
Redeemed	(5,822)	(2,110)	(16,919)	(10,849)
Administrative Class:
Subscribed	—	2,261	—	141,336
Distributions Reinvested	3	— @	—	1
Redeemed	—	—	—	(147,267)
Advisory Class:
Subscribed	7,771	3,081	663,756	2,302,928
Distributions Reinvested	— @	— @	30	46
Redeemed	(4,612)	(3,025)	(700,536)	(2,224,330)
Participant Class:
Subscribed	5,929	9,589	809	1,847
Distributions Reinvested	—	—	— @	2
Redeemed	(6,045)	(10,950)	(1,054)	(6,114)
Cash Management Class:
Subscribed	22,939	3,598	57,401	39,511
Distributions Reinvested	33	3	28	6
Redeemed	(14,432)	(8,704)	(32,673)	(24,430)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,495,429	1,163,695	464,647	(1,713,667)
Total Increase (Decrease) in Net Assets	1,495,660	1,163,716	465,611	(1,713,583)
Net Assets:
Beginning of Period	3,410,859	2,247,143	19,279,345	20,992,928
End of Period	$4,906,519	$3,410,859	$19,744,956	$19,279,345
Accumulated Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$28	$28	$(197)	$(197)

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2016 (unaudited) (000)	Year Ended October 31, 2015 (000)	Six Months Ended April 30, 2016 (unaudited) (000)	Year Ended October 31, 2015 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	15,839,080	20,677,405	151,321,293	338,002,286
Shares Issued on Distributions Reinvested	5,119	2,523	10,926	5,534
Shares Redeemed	(14,898,466)	(19,511,828)	(150,827,615)	(339,475,908)
Net Increase (Decrease) in Institutional Class Shares Outstanding	945,733	1,168,100	504,604	(1,468,088)
Institutional Select Class:
Shares Subscribed	4,917,001	1,074,540	172,334	862,495
Shares Issued on Distributions Reinvested	25	39	202	96
Shares Redeemed	(4,379,001)	(1,074,579)	(236,710)	(1,329,775)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	538,025	—	(64,174)	(467,184)
Investor Class:
Shares Subscribed	5,906	1,852	53,228	148,876
Shares Issued on Distributions Reinvested	1	—	147	42
Shares Redeemed	(5,822)	(2,110)	(16,919)	(10,849)
Net Increase (Decrease) in Investor Class Shares Outstanding	85	(258)	36,456	138,069
Administrative Class:
Shares Subscribed	—	2,261	—	141,336
Shares Issued on Distributions Reinvested	3	— @@	—	1
Shares Redeemed	—	—	—	(147,267)
Net Increase (Decrease) in Administrative Class Shares Outstanding	3	2,261	—	(5,930)
Advisory Class:
Shares Subscribed	7,771	3,081	663,756	2,302,928
Shares Issued on Distributions Reinvested	— @@	— @@	30	46
Shares Redeemed	(4,612)	(3,025)	(700,536)	(2,224,330)
Net Increase (Decrease) in Advisory Class Shares Outstanding	3,159	56	(36,750)	78,644
Participant Class:
Shares Subscribed	5,929	9,589	809	1,847
Shares Issued on Distributions Reinvested	—	—	— @@	2
Shares Redeemed	(6,045)	(10,950)	(1,054)	(6,114)
Net Decrease in Participant Class Shares Outstanding	(116)	(1,361)	(245)	(4,265)
Cash Management Class:
Shares Subscribed	22,939	3,598	57,401	39,511
Shares Issued on Distributions Reinvested	33	3	28	6
Shares Redeemed	(14,432)	(8,704)	(32,673)	(24,430)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	8,540	(5,103)	24,756	15,087

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2016 (unaudited) (000)	Year Ended October 31, 2015 (000)	Six Months Ended April 30, 2016 (unaudited) (000)		Year Ended October 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$33,104	$14,512	$9		$3
Net Realized Gain (Loss)	(262)	82	—	@	—	@
Net Increase in Net Assets Resulting from Operations	32,842	14,594	9		3
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(32,279)	(13,518)	(9)		(3)
Institutional Select Class:
Net Investment Income	(598)	(285)	(—	@)	(—	@)
Investor Class:
Net Investment Income	(22)	(15)	(—	@)	(—	@)
Administrative Class:
Net Investment Income	(1)	(4)	(—	@)	(—	@)
Advisory Class:
Net Investment Income	(164)	(644)	(—	@)	(—	@)
Participant Class:
Net Investment Income	(— @)	(— @)	(—	@)	(—	@)
Cash Management Class:
Net Investment Income	(40)	(46)	(—	@)	(—	@)
Select Class:
Net Investment Income	(— @)	—	—		—
Total Distributions	(33,104)	(14,512)	(9)		(3)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	245,562,151	493,953,546	58,192		8,376
Distributions Reinvested	11,344	4,468	9		3
Redeemed	(248,436,879)	(484,504,150)	(64,119)		(32,552)
Institutional Select Class:
Subscribed	2,241,481	3,465,891	—		—
Distributions Reinvested	172	137	—		—
Redeemed	(1,613,640)	(3,654,940)	—		—
Investor Class:
Subscribed	35,201	211,409	—		—
Distributions Reinvested	22	15	—		—
Redeemed	(38,394)	(234,836)	—		—
Administrative Class:
Subscribed	6,595	—	—		—
Distributions Reinvested	— @	4	—		—
Redeemed	(2,519)	(16,758)	—		—
Advisory Class:
Subscribed	1,690,948	3,926,452	—		—
Distributions Reinvested	6	62	—		—
Redeemed	(2,956,935)	(2,786,835)	—		—
Cash Management Class:
Subscribed	176,534	320,296	6,000		—
Distributions Reinvested	39	44	—	@	—	@
Redeemed	(209,258)	(338,169)	(6,000)		(7,751)
Select Class:
Subscribed	50 *	—	—		—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,533,082)	10,346,636	(5,918)		(31,924)
Total Increase (Decrease) in Net Assets	(3,533,344)	10,346,718	(5,918)		(31,924)
Net Assets:
Beginning of Period	41,559,971	31,213,253	22,990		54,914
End of Period	$38,026,627	$41,559,971	$17,072		$22,990
Accumulated Net Investment Loss in End of Period Net Assets	$(56)	$(56)	$(11)		$(11)

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2016 (unaudited) (000)	Year Ended October 31, 2015 (000)	Six Months Ended April 30, 2016 (unaudited) (000)	Year Ended October 31, 2015 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	245,562,151	493,953,546	58,192	8,376
Shares Issued on Distributions Reinvested	11,344	4,468	9	3
Shares Redeemed	(248,436,879)	(484,504,150)	(64,119)	(32,552)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(2,863,384)	9,453,864	(5,918)	(24,173)
Institutional Select Class:
Shares Subscribed	2,241,481	3,465,891	—	—
Shares Issued on Distributions Reinvested	172	137	—	—
Shares Redeemed	(1,613,640)	(3,654,940)	—	—
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	628,013	(188,912)	—	—
Investor Class:
Shares Subscribed	35,201	211,409	—	—
Shares Issued on Distributions Reinvested	22	15	—	—
Shares Redeemed	(38,394)	(234,836)	—	—
Net Decrease in Investor Class Shares Outstanding	(3,171)	(23,412)	—	—
Administrative Class:
Shares Subscribed	6,595	—	—	—
Shares Issued on Distributions Reinvested	— @@	4	—	—
Shares Redeemed	(2,519)	(16,758)	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	4,076	(16,754)	—	—
Advisory Class:
Shares Subscribed	1,690,948	3,926,452	—	—
Shares Issued on Distributions Reinvested	6	62	—	—
Shares Redeemed	(2,956,935)	(2,786,835)	—	—
Net Increase (Decrease) in Advisory Class Shares Outstanding	(1,265,981)	1,139,679	—	—
Cash Management Class:
Shares Subscribed	176,534	320,296	6,000	—
Shares Issued on Distributions Reinvested	39	44	— @@	— @@
Shares Redeemed	(209,258)	(338,169)	(6,000)	(7,751)
Net Decrease in Cash Management Class Shares Outstanding	(32,685)	(17,829)	—	(7,751)
Select Class:
Shares Subscribed	50 *	—	—	—

*    For the period March 31, 2016 through April 30, 2016.

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2016 (unaudited) (000)	Year Ended October 31, 2015 (000)	Six Months Ended April 30, 2016 (unaudited) (000)	Year Ended October 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$14,815	$4,995	$9,774	$1,010
Net Realized Gain (Loss)	47	21	107	(14)
Net Increase in Net Assets Resulting from Operations	14,862	5,016	9,881	996
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(14,490)	(4,562)	(9,676)	(948)
Institutional Select Class:
Net Investment Income	(247)	(118)	(80)	(51)
Investor Class:
Net Investment Income	(15)	(15)	(10)	(— @)
Administrative Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Advisory Class:
Net Investment Income	(49)	(279)	(1)	(1)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Cash Management Class:
Net Investment Income	(14)	(20)	(7)	(10)
Select Class:
Net Investment Income	(— @)	—	(— @)	—
Total Distributions	(14,815)	(4,994)	(9,774)	(1,010)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	81,646,810	118,822,010	50,976,724	51,919,281
Distributions Reinvested	5,047	1,200	4,056	542
Redeemed	(81,795,882)	(119,370,589)	(44,257,099)	(43,158,376)
Institutional Select Class:
Subscribed	353,476	889,158	90,000	2,005,002
Distributions Reinvested	105	46	64	49
Redeemed	(425,915)	(884,164)	(1,840,110)	(159,874)
Investor Class:
Subscribed	40,315	60,451	60,700	—
Distributions Reinvested	15	15	10	—
Redeemed	(28,412)	(83,485)	—	—
Administrative Class:
Subscribed	2,005	—	—	—
Distributions Reinvested	— @	—	—	—
Redeemed	(996)	(— @)	—	—
Advisory Class:
Subscribed	1,235,669	4,797,579	24,607	69,123
Distributions Reinvested	1	4	— @	— @
Redeemed	(1,643,068)	(4,563,612)	(18,686)	(63,252)
Participant Class:
Subscribed	—	301	—	—
Distributions Reinvested	— @	— @	—	—
Redeemed	(130)	(210)	—	—
Cash Management Class:
Subscribed	12,487	25,544	64,161	106,273
Distributions Reinvested	14	20	7	10
Redeemed	(5,596)	(59,683)	(36,890)	(124,475)
Select Class:
Subscribed	50 *	—	50 *	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(604,005)	(365,415)	5,067,594	10,594,303
Total Increase (Decrease) in Net Assets	(603,958)	(365,393)	5,067,701	10,594,289
Net Assets:
Beginning of Period	17,854,039	18,219,432	16,192,709	5,598,420
End of Period	$17,250,081	$17,854,039	$21,260,410	$16,192,709
Accumulated Net Investment Loss Included in End of Period Net Assets	$(108)	$(108)	$(12)	$(12)

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2016 (unaudited) (000)	Year Ended October 31, 2015 (000)	Six Months Ended April 30, 2016 (unaudited) (000)	Year Ended October 31, 2015 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	81,646,810	118,822,010	50,976,724	51,919,281
Shares Issued on Distributions Reinvested	5,047	1,200	4,056	542
Shares Redeemed	(81,795,882)	(119,370,589)	(44,257,099)	(43,158,376)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(144,025)	(547,379)	6,723,681	8,761,447
Institutional Select Class:
Shares Subscribed	353,476	889,158	90,000	2,005,002
Shares Issued on Distributions Reinvested	105	46	64	49
Shares Redeemed	(425,915)	(884,164)	(1,840,110)	(159,874)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	(72,334)	5,040	(1,750,046)	1,845,177
Investor Class:
Shares Subscribed	40,315	60,451	60,700	—
Shares Issued on Distributions Reinvested	15	15	10	—
Shares Redeemed	(28,412)	(83,485)	—	—
Net Increase (Decrease) in Investor Class Shares Outstanding	11,918	(23,019)	60,710	—
Administrative Class:
Shares Subscribed	2,005	—	—	—
Shares Issued on Distributions Reinvested	— @@	—	—	—
Shares Redeemed	(996)	(— @@)	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	1,009	(— @@)	—	—
Advisory Class:
Shares Subscribed	1,235,669	4,797,579	24,607	69,123
Shares Issued on Distributions Reinvested	1	4	— @@	— @@
Shares Redeemed	(1,643,068)	(4,563,612)	(18,686)	(63,252)
Net Increase (Decrease) in Advisory Class Shares Outstanding	(407,398)	233,971	5,921	5,871
Participant Class:
Shares Subscribed	—	301	—	—
Shares Issued on Distributions Reinvested	— @@	— @@	—	—
Shares Redeemed	(130)	(210)	—	—
Net Increase (Decrease) in Participant Class Shares Outstanding	(130)	91	—	—
Cash Management Class:
Shares Subscribed	12,487	25,544	64,161	106,273
Shares Issued on Distributions Reinvested	14	20	7	10
Shares Redeemed	(5,596)	(59,683)	(36,890)	(124,475)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	6,905	(34,119)	27,278	(18,192)
Select Class:
Shares Subscribed	50 *	—	50 *	—

*    For the period March 31, 2016 through April 30, 2016.

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2016 (unaudited) (000)	Year Ended October 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$14	$16
Net Realized Loss	—	(— @)
Net Increase in Net Assets Resulting from Operations	14	16
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(12)	(13)
Institutional Select Class:
Net Investment Income	(— @)	(— @)
Investor Class:
Net Investment Income	(— @)	(— @)
Administrative Class:
Net Investment Income	(— @)	(— @)
Advisory Class:
Net Investment Income	(— @)	(1)
Participant Class:
Net Investment Income	(— @)	(— @)
Cash Management Class:
Net Investment Income	(2)	(2)
Total Distributions	(14)	(16)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	147,417	448,285
Distributions Reinvested	6	9
Redeemed	(218,191)	(461,017)
Advisory Class:
Subscribed	777	1,919
Distributions Reinvested	— @	1
Redeemed	(625)	(2,388)
Participant Class:
Subscribed	536	2,200
Distributions Reinvested	— @	— @
Redeemed	(575)	(10,686)
Cash Management Class:
Subscribed	9,842	7,900
Distributions Reinvested	2	2
Redeemed	(5,934)	(20,079)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(66,745)	(33,854)
Total Decrease in Net Assets	(66,745)	(33,854)
Net Assets:
Beginning of Period	133,029	166,883
End of Period	$66,284	$133,029
Accumulated Net Investment Loss Included in End of Period Net Assets	$(2)	$(2)
The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Statements of Changes in Net Assets (cont'd)

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2016 (unaudited) (000)	Year Ended October 31, 2015 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	147,417	448,285
Shares Issued on Distributions Reinvested	6	9
Shares Redeemed	(218,191)	(461,017)
Net Decrease in Institutional Class Shares Outstanding	(70,768)	(12,723)
Advisory Class:
Shares Subscribed	777	1,919
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(625)	(2,388)
Net Increase (Decrease) in Advisory Class Shares Outstanding	152	(468)
Participant Class:
Shares Subscribed	536	2,200
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(575)	(10,686)
Net Decrease in Participant Class Shares Outstanding	(39)	(8,486)
Cash Management Class:
Shares Subscribed	9,842	7,900
Shares Issued on Distributions Reinvested	2	2
Shares Redeemed	(5,934)	(20,079)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	3,910	(12,177)

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

(This Page has been left blank intentionally.)

2016 Semi-Annual Report

April 30, 2016

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.002	††	$(0.000	)^	$(0.002)		$1.000	0.19%‡
Year Ended 10/31/15	1.000	0.001	††	0.000	^	(0.001)		1.000	0.14%
Year Ended 10/31/14	1.000	0.001	††	0.000	^	(0.001)		1.000	0.06%
Year Ended 10/31/13	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.10%
Year Ended 10/31/12	1.000	0.002	††	(0.000	)^	(0.002)		1.000	0.17%
Year Ended 10/31/11	1.000	0.002	††	(0.000	)^	(0.002)		1.000	0.15%
Institutional Select Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.002	††	$(0.000	)^	$(0.002)		$1.000	0.16%‡
Year Ended 10/31/15	1.000	0.001	††	0.000	^	(0.001)		1.000	0.09%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.05%
Year Ended 10/31/12	1.000	0.001	††	0.000	^	(0.001)		1.000	0.12%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.10%
Investor Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$(0.000	)^	$(0.001)		$1.000	0.14%‡
Year Ended 10/31/15	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.05%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.07%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.06%
Administrative Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$(0.000	)^	$(0.001)		$1.000	0.11%‡
Year Ended 10/31/15	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Advisory Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$(0.000	)^	$(0.001)		$1.000	0.07%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Participant Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$(0.000	)††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$(0.000	)^	$(0.001)		$1.000	0.11%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/16 (unaudited)	$4,329,720	0.12	%*	0.21%*	0.39%*	0.30%*
Year Ended 10/31/15	3,383,757	0.13%		0.22%	0.14%	0.05%
Year Ended 10/31/14	2,215,637	0.17%		0.22%	0.06%	0.01%
Year Ended 10/31/13	2,487,337	0.16%		0.22%	0.11%	0.05%
Year Ended 10/31/12	3,265,136	0.16%		0.22%	0.17%	0.11%
Year Ended 10/31/11	2,262,272	0.16%		0.22%	0.15%	0.09%
Institutional Select Class
Six Months Ended 4/30/16 (unaudited)	$538,075	0.17	%*	0.26%*	0.34%*	0.25%*
Year Ended 10/31/15	50	0.18	%†	0.27%	0.09%	0.00%§
Year Ended 10/31/14	50	0.21	%†	0.27%	0.02%	(0.04)%
Year Ended 10/31/13	100	0.21%		0.27%	0.06%	0.00%§
Year Ended 10/31/12	25,102	0.21%		0.27%	0.12%	0.06%
Year Ended 10/31/11	100	0.21%		0.27%	0.10%	0.04%
Investor Class
Six Months Ended 4/30/16 (unaudited)	$241	0.22	%*	0.31%*	0.29%*	0.20%*
Year Ended 10/31/15	156	0.22	%†	0.32%	0.05%	(0.05)%
Year Ended 10/31/14	413	0.21	%†	0.32%	0.02%	(0.09)%
Year Ended 10/31/13	1,874	0.25%		0.32%	0.02%	(0.05)%
Year Ended 10/31/12	1,292	0.26%		0.32%	0.07%	0.01%
Year Ended 10/31/11	14,496	0.25	%†	0.32%	0.06%	(0.01)%
Administrative Class
Six Months Ended 4/30/16 (unaudited)	$2,313	0.27	%†*	0.36%*	0.24%*	0.15%*
Year Ended 10/31/15	2,310	0.27	%†	0.37%	0.00%§	(0.10)%
Year Ended 10/31/14	50	0.22	%†	0.37%	0.01%	(0.14)%
Year Ended 10/31/13	100	0.25	%†	0.37%	0.02%	(0.10)%
Year Ended 10/31/12	100	0.30	%†	0.37%	0.03%	(0.04)%
Year Ended 10/31/11	100	0.28	%†	0.37%	0.03%	(0.06)%
Advisory Class
Six Months Ended 4/30/16 (unaudited)	$3,652	0.36	%†*	0.46%*	0.15%*	0.05%*
Year Ended 10/31/15	493	0.26	%†	0.47%	0.01%	(0.20)%
Year Ended 10/31/14	437	0.22	%†	0.47%	0.01%	(0.24)%
Year Ended 10/31/13	2,252	0.25	%†	0.47%	0.02%	(0.20)%
Year Ended 10/31/12	391	0.31	%†	0.47%	0.02%	(0.14)%
Year Ended 10/31/11	289	0.29	%†	0.47%	0.02%	(0.16)%
Participant Class
Six Months Ended 4/30/16 (unaudited)	$504	0.53	%†*	0.71%*	(0.02)%*	(0.20)%*
Year Ended 10/31/15	620	0.26	%†	0.72%	0.01%	(0.45)%
Year Ended 10/31/14	1,981	0.22	%†	0.72%	0.01%	(0.49)%
Year Ended 10/31/13	4,555	0.24	%†	0.72%	0.03%	(0.45)%
Year Ended 10/31/12	581	0.32	%†	0.72%	0.01%	(0.39)%
Year Ended 10/31/11	2,065	0.33	%†	0.72%	(0.02)%	(0.41)%
Cash Management Class
Six Months Ended 4/30/16 (unaudited)	$32,014	0.27	%†*	0.36%*	0.24%*	0.15%*
Year Ended 10/31/15	23,473	0.26	%†	0.37%	0.01%	(0.10)%
Year Ended 10/31/14	28,575	0.22	%†	0.37%	0.01%	(0.14)%
Year Ended 10/31/13	29,850	0.27	%†	0.37%	0.00%§	(0.10)%
Year Ended 10/31/12	79,398	0.30	%†	0.37%	0.03%	(0.04)%
Year Ended 10/31/11	78,453	0.28	%†	0.37%	0.03%	(0.06)%

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.002	††	$(0.000	)^	$(0.002)		$1.000	0.15%‡
Year Ended 10/31/15	1.000	0.001	††	0.000	^	(0.001)		1.000	0.07%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.05%
Year Ended 10/31/13	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.09%
Year Ended 10/31/12	1.000	0.002	††	(0.000	)^	(0.002)		1.000	0.16%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.12%
Institutional Select Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$0.000	^	$(0.001)		$1.000	0.13%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.11%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.08%
Investor Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$(0.000	)^	$(0.001)		$1.000	0.11%‡
Year Ended 10/31/15	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.06%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Administrative Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$(0.000	)^	$(0.001)		$1.000	0.09%‡
Year Ended 10/31/15	1.000	0.001	††	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Advisory Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$(0.001)		$(0.000	)^	$1.000	0.05%‡
Year Ended 10/31/15	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Participant Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$(0.000	)^	$(0.001)		$1.000	0.09%‡
Year Ended 10/31/15	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/16 (unaudited)	$19,152,285	0.18	%*	0.21%*	0.31%*	0.28%*
Year Ended 10/31/15	18,646,743	0.18%		0.21%	0.07%	0.04%
Year Ended 10/31/14	20,114,751	0.17%		0.21%	0.04%	0.00%§
Year Ended 10/31/13	25,176,395	0.16%		0.21%	0.09%	0.04%
Year Ended 10/31/12	20,442,537	0.16%		0.21%	0.16%	0.11%
Year Ended 10/31/11	11,960,009	0.16%		0.21%	0.13%	0.08%
Institutional Select Class
Six Months Ended 4/30/16 (unaudited)	$173,570	0.23	%†*	0.26%*	0.26%*	0.23%*
Year Ended 10/31/15	237,736	0.20	%†	0.26%	0.05%	(0.01)%
Year Ended 10/31/14	704,917	0.18	%†	0.26%	0.03%	(0.05)%
Year Ended 10/31/13	225,497	0.21%		0.26%	0.04%	(0.01)%
Year Ended 10/31/12	501,620	0.21%		0.26%	0.11%	0.06%
Year Ended 10/31/11	197,179	0.21%		0.26%	0.08%	0.03%
Investor Class
Six Months Ended 4/30/16 (unaudited)	$175,142	0.27	%†*	0.31%*	0.22%*	0.18%*
Year Ended 10/31/15	138,679	0.22	%†	0.31%	0.03%	(0.06)%
Year Ended 10/31/14	609	0.20	%†	0.31%	0.01%	(0.10)%
Year Ended 10/31/13	610	0.24	%†	0.31%	0.01%	(0.06)%
Year Ended 10/31/12	609	0.26%		0.31%	0.06%	0.01%
Year Ended 10/31/11	3,193	0.25	%†	0.31%	0.04%	(0.02)%
Administrative Class
Six Months Ended 4/30/16 (unaudited)	$70	0.31	%†*	0.36%*	0.18%*	0.13%*
Year Ended 10/31/15	70	0.20	%†	0.36%	0.05%	(0.11)%
Year Ended 10/31/14	6,000	0.20	%†	0.36%	0.01%	(0.15)%
Year Ended 10/31/13	7,820	0.21	%†	0.36%	0.04%	(0.11)%
Year Ended 10/31/12	70	0.30	%†	0.36%	0.02%	(0.04)%
Year Ended 10/31/11	100	0.27	%†	0.36%	0.02%	(0.07)%
Advisory Class
Six Months Ended 4/30/16 (unaudited)	$192,852	0.38	%†*	0.46%*	0.11%*	0.03%*
Year Ended 10/31/15	229,592	0.22	%†	0.46%	0.03%	(0.21)%
Year Ended 10/31/14	150,947	0.19	%†	0.46%	0.02%	(0.25)%
Year Ended 10/31/13	32,791	0.22	%†	0.46%	0.03%	(0.21)%
Year Ended 10/31/12	11,215	0.30	%†	0.46%	0.02%	(0.14)%
Year Ended 10/31/11	25,293	0.28	%†	0.46%	0.01%	(0.17)%
Participant Class
Six Months Ended 4/30/16 (unaudited)	$2,905	0.46	%†*	0.71%*	0.03%*	(0.22)%*
Year Ended 10/31/15	3,150	0.21	%†	0.71%	0.04%	(0.46)%
Year Ended 10/31/14	7,416	0.19	%†	0.71%	0.02%	(0.50)%
Year Ended 10/31/13	6,319	0.23	%†	0.71%	0.02%	(0.46)%
Year Ended 10/31/12	1,769	0.30	%†	0.71%	0.02%	(0.39)%
Year Ended 10/31/11	5,391	0.27	%†	0.71%	0.02%	(0.42)%
Cash Management Class
Six Months Ended 4/30/16 (unaudited)	$48,132	0.32	%†*	0.36%*	0.17%*	0.13%*
Year Ended 10/31/15	23,375	0.22	%†	0.36%	0.03%	(0.11)%
Year Ended 10/31/14	8,288	0.20	%†	0.36%	0.01%	(0.15)%
Year Ended 10/31/13	1,830	0.24	%†	0.36%	0.01%	(0.11)%
Year Ended 10/31/12	1,493	0.29	%†	0.36%	0.03%	(0.04)%
Year Ended 10/31/11	388	0.26	%†	0.36%	0.03%	(0.07)%

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$0.000	^	$(0.001)		$1.000	0.09%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Institutional Select Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$0.000	^	$(0.001)		$1.000	0.07%‡
Year Ended 10/31/15	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Investor Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$0.000	^	$(0.001)		$1.000	0.05%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.01%
Administrative Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.03%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Advisory Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/15	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Participant Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.03%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Select Class
For the Period Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$(0.001)		$(0.000	)^	$1.000	0.00%‡§

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 4/30/16 (unaudited)	$35,782,228	0.16	%*	0.21%*	0.18%*	0.13%*
Year Ended 10/31/15	38,645,857	0.08%		0.21%	0.04%	(0.09)%
Year Ended 10/31/14	29,191,916	0.04%		0.21%	0.04%	(0.13)%
Year Ended 10/31/13	21,692,448	0.08%		0.21%	0.04%	(0.09)%
Year Ended 10/31/12	12,574,861	0.12%		0.21%	0.05%	(0.04)%
Year Ended 10/31/11	5,781,753	0.14%		0.22%	0.03%	(0.05)%
Institutional Select Class
Six Months Ended 4/30/16 (unaudited)	$1,184,039	0.20	%†*	0.26%*	0.14%*	0.08%*
Year Ended 10/31/15	556,034	0.08	%†	0.26%	0.04%	(0.14)%
Year Ended 10/31/14	744,944	0.04	%†	0.26%	0.04%	(0.18)%
Year Ended 10/31/13	270,517	0.08	%†	0.26%	0.04%	(0.14)%
Year Ended 10/31/12	172,582	0.12	%†	0.26%	0.05%	(0.09)%
Year Ended 10/31/11	10,100	0.15	%†	0.27%	0.02%	(0.10)%
Investor Class
Six Months Ended 4/30/16 (unaudited)	$39,059	0.23	%†*	0.31%*	0.11%*	0.03%*
Year Ended 10/31/15	42,230	0.08	%†	0.31%	0.04%	(0.19)%
Year Ended 10/31/14	65,642	0.04	%†	0.31%	0.04%	(0.23)%
Year Ended 10/31/13	50,578	0.08	%†	0.31%	0.04%	(0.19)%
Year Ended 10/31/12	10,894	0.12	%†	0.31%	0.05%	(0.14)%
Year Ended 10/31/11	13,944	0.18	%†	0.32%	(0.01)%	(0.15)%
Administrative Class
Six Months Ended 4/30/16 (unaudited)	$4,572	0.30	%†*	0.36%*	0.04%*	(0.02)%*
Year Ended 10/31/15	497	0.08	%†	0.36%	0.04%	(0.24)%
Year Ended 10/31/14	17,251	0.04	%†	0.36%	0.04%	(0.28)%
Year Ended 10/31/13	17,298	0.08	%†	0.36%	0.04%	(0.24)%
Year Ended 10/31/12	18,066	0.12	%†	0.36%	0.05%	(0.19)%
Year Ended 10/31/11	19,118	0.16	%†	0.37%	0.01%	(0.20)%
Advisory Class
Six Months Ended 4/30/16 (unaudited)	$906,222	0.30	%†*	0.46%*	0.04%*	(0.12)%*
Year Ended 10/31/15	2,172,211	0.08	%†	0.46%	0.04%	(0.34)%
Year Ended 10/31/14	1,032,529	0.04	%†	0.46%	0.04%	(0.38)%
Year Ended 10/31/13	305,971	0.08	%†	0.46%	0.04%	(0.34)%
Year Ended 10/31/12	221,443	0.12	%†	0.46%	0.05%	(0.29)%
Year Ended 10/31/11	148,418	0.16	%†	0.47%	0.01%	(0.30)%
Participant Class
Six Months Ended 4/30/16 (unaudited)	$50	0.32	%†*	0.71%*	0.02%*	(0.37)%*
Year Ended 10/31/15	50	0.08	%†	0.71%	0.04%	(0.59)%
Year Ended 10/31/14	50	0.04	%†	0.71%	0.04%	(0.63)%
Year Ended 10/31/13	100	0.08	%†	0.71%	0.04%	(0.59)%
Year Ended 10/31/12	100	0.12	%†	0.71%	0.05%	(0.54)%
Year Ended 10/31/11	100	0.16	%†	0.72%	0.01%	(0.55)%
Cash Management Class
Six Months Ended 4/30/16 (unaudited)	$110,407	0.26	%†*	0.36%*	0.08%*	(0.02)%*
Year Ended 10/31/15	143,092	0.08	%†	0.36%	0.04%	(0.24)%
Year Ended 10/31/14	160,921	0.04	%†	0.36%	0.04%	(0.28)%
Year Ended 10/31/13	52,948	0.08	%†	0.36%	0.04%	(0.24)%
Year Ended 10/31/12	2,764	0.12	%†	0.36%	0.05%	(0.19)%
Year Ended 10/31/11	1,092	0.16	%†	0.37%	0.01%	(0.20)%
Select Class
For the Period Ended 4/30/16 (unaudited)	$50	0.41	%†*	1.01%*	(0.07)%*	(0.67)%*

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$0.000	^	$(0.001)		$1.000	0.05%‡
Year Ended 10/31/15	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Institutional Select Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.04%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Investor Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Administrative Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Advisory Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Participant Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$(0.001	)††	$0.001		$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/15	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/16 (unaudited)	$15,396	0.16	%*	1.40%*	0.10%*	(1.14)%*
Year Ended 10/31/15	21,314	0.05%		0.86%	0.01%	(0.80)%
Year Ended 10/31/14	45,487	0.03%		0.54%	0.01%	(0.50)%
Year Ended 10/31/13	64,687	0.09%		0.34%	0.01%	(0.24)%
Year Ended 10/31/12	230,332	0.06%		0.25%	0.01%	(0.18)%
Year Ended 10/31/11	593,158	0.11%		0.25%	0.01%	(0.13)%
Institutional Select Class
Six Months Ended 4/30/16 (unaudited)	$50	0.20	%†*	1.45%*	0.06%*	(1.19)%*
Year Ended 10/31/15	50	0.05	%†	0.91%	0.01%	(0.85)%
Year Ended 10/31/14	50	0.03	%†	0.59%	0.01%	(0.55)%
Year Ended 10/31/13	100	0.09	%†	0.39%	0.01%	(0.29)%
Year Ended 10/31/12	100	0.06	%†	0.30%	0.01%	(0.23)%
Year Ended 10/31/11	100	0.11	%†	0.30%	0.01%	(0.18)%
Investor Class
Six Months Ended 4/30/16 (unaudited)	$50	0.23	%†*	1.50%*	0.03%*	(1.24)%*
Year Ended 10/31/15	50	0.05	%†	0.96%	0.01%	(0.90)%
Year Ended 10/31/14	50	0.03	%†	0.64%	0.01%	(0.60)%
Year Ended 10/31/13	100	0.09	%†	0.44%	0.01%	(0.34)%
Year Ended 10/31/12	100	0.06	%†	0.35%	0.01%	(0.28)%
Year Ended 10/31/11	50,100	0.11	%†	0.35%	0.01%	(0.23)%
Administrative Class
Six Months Ended 4/30/16 (unaudited)	$50	0.25	%†*	1.54%*	0.01%*	(1.28)%*
Year Ended 10/31/15	50	0.05	%†	1.01%	0.01%	(0.95)%
Year Ended 10/31/14	50	0.03	%†	0.69%	0.01%	(0.65)%
Year Ended 10/31/13	100	0.09	%†	0.49%	0.01%	(0.39)%
Year Ended 10/31/12	100	0.06	%†	0.40%	0.01%	(0.33)%
Year Ended 10/31/11	100	0.11	%†	0.40%	0.01%	(0.28)%
Advisory Class
Six Months Ended 4/30/16 (unaudited)	$50	0.26	%†*	1.65%*	0.01%*	(1.38)%*
Year Ended 10/31/15	50	0.05	%†	1.11%	0.01%	(1.05)%
Year Ended 10/31/14	50	0.03	%†	0.79%	0.01%	(0.75)%
Year Ended 10/31/13	100	0.09	%†	0.59%	0.01%	(0.49)%
Year Ended 10/31/12	100	0.06	%†	0.50%	0.01%	(0.43)%
Year Ended 10/31/11	100	0.12	%†	0.50%	0.00%§	(0.38)%
Participant Class
Six Months Ended 4/30/16 (unaudited)	$50	0.29	%†*	1.90%*	(0.03)%*	(1.64)%*
Year Ended 10/31/15	50	0.05	%†	1.36%	0.01%	(1.30)%
Year Ended 10/31/14	50	0.03	%†	1.04%	0.01%	(1.00)%
Year Ended 10/31/13	100	0.09	%†	0.84%	0.01%	(0.74)%
Year Ended 10/31/12	100	0.06	%†	0.75%	0.01%	(0.68)%
Year Ended 10/31/11	100	0.11	%†	0.75%	0.01%	(0.63)%
Cash Management Class
Six Months Ended 4/30/16 (unaudited)	$1,426	0.25	%†*	1.55%*	0.01%*	(1.29)%*
Year Ended 10/31/15	1,426	0.05	%†	1.01%	0.01%	(0.95)%
Year Ended 10/31/14	9,177	0.03	%†	0.69%	0.01%	(0.65)%
Year Ended 10/31/13	5,911	0.09	%†	0.49%	0.01%	(0.39)%
Year Ended 10/31/12	13,740	0.06	%†	0.40%	0.01%	(0.33)%
Year Ended 10/31/11	14,685	0.11	%†	0.40%	0.01%	(0.28)%
The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$(0.000	)^	$(0.001)		$1.000	0.08%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Institutional Select Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$(0.000	)^	$(0.001)		$1.000	0.06%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Investor Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.04%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Administrative Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.03%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Advisory Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Participant Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.03%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Select Class
For the Period Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$(0.001)		$(0.000	)^	$1.000	0.00%‡§

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/16 (unaudited)	$16,189,450	0.16	%*	0.21%*	0.16%*	0.11%*
Year Ended 10/31/15	16,333,431	0.05%		0.21%	0.03%	(0.13)%
Year Ended 10/31/14	16,880,789	0.03%		0.21%	0.03%	(0.15)%
Year Ended 10/31/13	7,979,992	0.07%		0.21%	0.03%	(0.11)%
Year Ended 10/31/12	6,139,734	0.11%		0.21%	0.02%	(0.08)%
Year Ended 10/31/11	4,664,235	0.11%		0.22%	0.01%	(0.10)%
Institutional Select Class
Six Months Ended 4/30/16 (unaudited)	$367,272	0.20	%†*	0.26%*	0.12%*	0.06%*
Year Ended 10/31/15	439,605	0.05	%†	0.26%	0.03%	(0.18)%
Year Ended 10/31/14	434,565	0.03	%†	0.26%	0.03%	(0.20)%
Year Ended 10/31/13	323,555	0.07	%†	0.26%	0.03%	(0.16)%
Year Ended 10/31/12	42,567	0.11	%†	0.26%	0.02%	(0.13)%
Year Ended 10/31/11	80,104	0.11	%†	0.27%	0.01%	(0.15)%
Investor Class
Six Months Ended 4/30/16 (unaudited)	$41,265	0.24	%†*	0.31%*	0.08%*	0.01%*
Year Ended 10/31/15	29,347	0.05	%†	0.31%	0.03%	(0.23)%
Year Ended 10/31/14	52,366	0.03	%†	0.31%	0.03%	(0.25)%
Year Ended 10/31/13	100	0.07	%†	0.31%	0.03%	(0.21)%
Year Ended 10/31/12	100	0.11	%†	0.31%	0.02%	(0.18)%
Year Ended 10/31/11	54,914	0.11	%†	0.32%	0.01%	(0.20)%
Administrative Class
Six Months Ended 4/30/16 (unaudited)	$1,059	0.31	%†*	0.36%*	0.01%*	(0.04)%*
Year Ended 10/31/15	50	0.05	%†	0.36%	0.03%	(0.28)%
Year Ended 10/31/14	50	0.03	%†	0.36%	0.03%	(0.30)%
Year Ended 10/31/13	50	0.07	%†	0.36%	0.03%	(0.26)%
Year Ended 10/31/12	1,863	0.11	%†	0.36%	0.02%	(0.23)%
Year Ended 10/31/11	7,959	0.12	%†	0.37%	0.00%§	(0.25)%
Advisory Class
Six Months Ended 4/30/16 (unaudited)	$588,653	0.31	%†*	0.46%*	0.01%*	(0.14)%*
Year Ended 10/31/15	996,049	0.05	%†	0.46%	0.03%	(0.38)%
Year Ended 10/31/14	762,077	0.03	%†	0.46%	0.03%	(0.40)%
Year Ended 10/31/13	287,694	0.07	%†	0.46%	0.03%	(0.36)%
Year Ended 10/31/12	221,433	0.11	%†	0.46%	0.02%	(0.33)%
Year Ended 10/31/11	116,858	0.12	%†	0.47%	0.00%§	(0.35)%
Participant Class
Six Months Ended 4/30/16 (unaudited)	$50	0.30	%†*	0.71%*	0.02%*	(0.39)%*
Year Ended 10/31/15	180	0.05	%†	0.71%	0.03%	(0.63)%
Year Ended 10/31/14	89	0.03	%†	0.71%	0.03%	(0.65)%
Year Ended 10/31/13	105	0.07	%†	0.71%	0.03%	(0.61)%
Year Ended 10/31/12	137	0.11	%†	0.71%	0.02%	(0.58)%
Year Ended 10/31/11	129	0.12	%†	0.72%	0.00%§	(0.60)%
Cash Management Class
Six Months Ended 4/30/16 (unaudited)	$62,282	0.27	%†*	0.36%*	0.05%*	(0.04)%*
Year Ended 10/31/15	55,377	0.05	%†	0.36%	0.03%	(0.28)%
Year Ended 10/31/14	89,496	0.03	%†	0.36%	0.03%	(0.30)%
Year Ended 10/31/13	104,164	0.07	%†	0.36%	0.03%	(0.26)%
Year Ended 10/31/12	419,549	0.11	%†	0.36%	0.02%	(0.23)%
Year Ended 10/31/11	315,795	0.12	%†	0.37%	0.00%§	(0.25)%
Select Class
For the Period Ended 4/30/16 (unaudited)	$50	0.37	%†*	1.01%*	(0.05)%*	(0.69)%*

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.001	††	$(0.000	)^	$(0.001)		$1.000	0.05%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Institutional Select Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.03%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Investor Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Administrative Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Advisory Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Participant Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Select Class
For the Period Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/16 (unaudited)	$20,837,558	0.16	%*	0.21%*	0.11%*	0.06%*
Year Ended 10/31/15	14,113,772	0.02%		0.21%	0.01%	(0.18)%
Year Ended 10/31/14	5,352,337	0.02%		0.21%	0.02%	(0.17)%
Year Ended 10/31/13	3,371,706	0.07%		0.22%	0.01%	(0.14)%
Year Ended 10/31/12	3,010,813	0.05%		0.21%	0.01%	(0.15)%
Year Ended 10/31/11	2,672,957	0.01%		0.26%	0.00%§	(0.25)%
Institutional Select Class
Six Months Ended 4/30/16 (unaudited)	$239,076	0.19	%†*	0.26%*	0.08%*	0.01%*
Year Ended 10/31/15	1,989,121	0.02	%†	0.26%	0.01%	(0.23)%
Year Ended 10/31/14	143,946	0.02	%†	0.26%	0.02%	(0.22)%
Year Ended 10/31/13	1,172	0.07	%†	0.27%	0.01%	(0.19)%
Year Ended 10/31/12	100	0.05	%†	0.26%	0.01%	(0.20)%
Year Ended 10/31/11	150	0.01	%†	0.31%	0.00%§	(0.30)%
Investor Class
Six Months Ended 4/30/16 (unaudited)	$60,760	0.26	%†*	0.31%*	0.01%*	(0.04)%*
Year Ended 10/31/15	50	0.02	%†	0.31%	0.01%	(0.28)%
Year Ended 10/31/14	50	0.02	%†	0.31%	0.02%	(0.27)%
Year Ended 10/31/13	100	0.07	%†	0.32%	0.01%	(0.24)%
Year Ended 10/31/12	183	0.05	%†	0.31%	0.01%	(0.25)%
Year Ended 10/31/11	100	0.01	%†	0.36%	0.00%§	(0.35)%
Administrative Class
Six Months Ended 4/30/16 (unaudited)	$50	0.24	%†*	0.35%*	0.03%*	(0.08)%*
Year Ended 10/31/15	50	0.02	%†	0.36%	0.01%	(0.33)%
Year Ended 10/31/14	50	0.02	%†	0.36%	0.02%	(0.32)%
Year Ended 10/31/13	100	0.07	%†	0.37%	0.01%	(0.29)%
Year Ended 10/31/12	100	0.05	%†	0.36%	0.01%	(0.30)%
Year Ended 10/31/11	100	0.01	%†	0.41%	0.00%§	(0.40)%
Advisory Class
Six Months Ended 4/30/16 (unaudited)	$17,071	0.26	%†*	0.46%*	0.01%*	(0.19)%*
Year Ended 10/31/15	11,150	0.02	%†	0.46%	0.01%	(0.43)%
Year Ended 10/31/14	5,279	0.02	%†	0.46%	0.02%	(0.42)%
Year Ended 10/31/13	100	0.07	%†	0.47%	0.01%	(0.39)%
Year Ended 10/31/12	100	0.05	%†	0.46%	0.01%	(0.40)%
Year Ended 10/31/11	100	0.01	%†	0.51%	0.00%§	(0.50)%
Participant Class
Six Months Ended 4/30/16 (unaudited)	$50	0.25	%†*	0.71%*	0.02%*	(0.44)%*
Year Ended 10/31/15	50	0.02	%†	0.71%	0.01%	(0.68)%
Year Ended 10/31/14	50	0.02	%†	0.71%	0.02%	(0.67)%
Year Ended 10/31/13	100	0.07	%†	0.72%	0.01%	(0.64)%
Year Ended 10/31/12	100	0.05	%†	0.71%	0.01%	(0.65)%
Year Ended 10/31/11	100	0.01	%†	0.76%	0.00%§	(0.75)%
Cash Management Class
Six Months Ended 4/30/16 (unaudited)	$105,795	0.26	%†*	0.36%*	0.01%*	(0.09)%*
Year Ended 10/31/15	78,516	0.02	%†	0.36%	0.01%	(0.33)%
Year Ended 10/31/14	96,708	0.02	%†	0.36%	0.02%	(0.32)%
Year Ended 10/31/13	149,890	0.07	%†	0.37%	0.01%	(0.29)%
Year Ended 10/31/12	169,144	0.05	%†	0.36%	0.01%	(0.30)%
Year Ended 10/31/11	42,784	0.01	%†	0.41%	0.00%§	(0.40)%
Select Class
For the Period Ended 4/30/16 (unaudited)	$50	0.32	%†*	1.01%*	(0.05)%*	(0.74)%*

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.06%
Institutional Select Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Investor Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Administrative Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Advisory Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Participant Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/16 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/15	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/16 (unaudited)	$26,909	0.04	%+*	0.45%*	0.04	%+*	(0.37)%*	0.01	%*
Year Ended 10/31/15	97,678	0.04	%+†	0.38%	0.01	%+	(0.33)%	0.00	%§
Year Ended 10/31/14	110,401	0.07	%+	0.31%	0.01	%+	(0.23)%	0.00	%§
Year Ended 10/31/13	159,001	0.14	%+	0.25%	0.01	%+	(0.10)%	0.00	%§
Year Ended 10/31/12	581,969	0.14	%+	0.22%	0.02	%+	(0.06)%	0.00	%§
Year Ended 10/31/11	624,452	0.17	%+	0.23%	0.06	%+	0.00%§	0.00	%§
Institutional Select Class
Six Months Ended 4/30/16 (unaudited)	$50	0.05	%+†*	0.50%*	0.03	%+*	(0.42)%*	0.01	%*
Year Ended 10/31/15	50	0.04	%+†	0.43%	0.01	%+	(0.38)%	0.00	%§
Year Ended 10/31/14	50	0.07	%+†	0.36%	0.01	%+	(0.28)%	0.00	%§
Year Ended 10/31/13	100	0.14	%+†	0.30%	0.01	%+	(0.15)%	0.00	%§
Year Ended 10/31/12	100	0.15	%+†	0.27%	0.01	%+	(0.11)%	0.00	%§
Year Ended 10/31/11	100	0.20	%+†	0.28%	0.03	%+	(0.05)%	0.00	%§
Investor Class
Six Months Ended 4/30/16 (unaudited)	$54	0.06	%+†*	0.55%*	0.02	%+*	(0.47)%*	0.01	%*
Year Ended 10/31/15	54	0.04	%+†	0.48%	0.01	%+	(0.43)%	0.00	%§
Year Ended 10/31/14	55	0.07	%+†	0.41%	0.01	%+	(0.33)%	0.00	%§
Year Ended 10/31/13	104	0.14	%+†	0.35%	0.01	%+	(0.20)%	0.00	%§
Year Ended 10/31/12	104	0.15	%+†	0.32%	0.01	%+	(0.16)%	0.00	%§
Year Ended 10/31/11	104	0.23	%+†	0.33%	0.00	%§+	(0.10)%	0.00	%§
Administrative Class
Six Months Ended 4/30/16 (unaudited)	$50	0.07	%+†*	0.60%*	0.02	%+*	(0.51)%*	0.01	%*
Year Ended 10/31/15	50	0.04	%+†	0.53%	0.01	%+	(0.48)%	0.00	%§
Year Ended 10/31/14	50	0.07	%+†	0.46%	0.01	%+	(0.38)%	0.00	%§
Year Ended 10/31/13	100	0.14	%+†	0.40%	0.01	%+	(0.25)%	0.00	%§
Year Ended 10/31/12	100	0.15	%+†	0.37%	0.01	%+	(0.21)%	0.00	%§
Year Ended 10/31/11	100	0.22	%+†	0.38%	0.01	%+	(0.15)%	0.00	%§
Advisory Class
Six Months Ended 4/30/16 (unaudited)	$6,809	0.08	%+†*	0.70%*	0.00	%§+*	(0.62)%*	0.01	%*
Year Ended 10/31/15	6,657	0.04	%+†	0.63%	0.01	%+	(0.58)%	0.00	%§
Year Ended 10/31/14	7,125	0.07	%+†	0.56%	0.01	%+	(0.48)%	0.00	%§
Year Ended 10/31/13	7,596	0.14	%+†	0.50%	0.01	%+	(0.35)%	0.00	%§
Year Ended 10/31/12	7,640	0.15	%+†	0.47%	0.01	%+	(0.31)%	0.00	%§
Year Ended 10/31/11	6,409	0.21	%+†	0.48%	0.02	%+	(0.25)%	0.00	%§
Participant Class
Six Months Ended 4/30/16 (unaudited)	$2,575	0.08	%+†*	0.95%*	0.00	%§+*	(0.87)%*	0.01	%*
Year Ended 10/31/15	2,613	0.04	%+†	0.88%	0.01	%+	(0.83)%	0.00	%§
Year Ended 10/31/14	11,099	0.07	%+†	0.81%	0.01	%+	(0.73)%	0.00	%§
Year Ended 10/31/13	13,193	0.14	%+†	0.75%	0.01	%+	(0.60)%	0.00	%§
Year Ended 10/31/12	14,127	0.15	%+†	0.72%	0.01	%+	(0.56)%	0.00	%§
Year Ended 10/31/11	18,505	0.21	%+†	0.73%	0.02	%+	(0.50)%	0.00	%§
Cash Management Class
Six Months Ended 4/30/16 (unaudited)	$29,837	0.07	%+†*	0.60%*	0.01	%+*	(0.52)%*	0.01	%*
Year Ended 10/31/15	25,927	0.04	%+†	0.53%	0.01	%+	(0.48)%	0.00	%§
Year Ended 10/31/14	38,103	0.07	%+†	0.46%	0.01	%+	(0.38)%	0.00	%§
Year Ended 10/31/13	32,704	0.14	%+†	0.40%	0.01	%+	(0.25)%	0.00	%§
Year Ended 10/31/12	650,822	0.15	%+†	0.37%	0.01	%+	(0.21)%	0.00	%§
Year Ended 10/31/11	625,170	0.22	%+†	0.38%	0.01	%+	(0.15)%	0.00	%§

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Notes to Financial Highlights

††  Per share amount is based on average shares outstanding.

^  Amount is less than $0.0005 per share.

†  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Portfolios' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

§  Amount is less than 0.005%.

‡  Not Annualized

*  Annualized

+  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

The accompanying notes are an integral part of the financial statements.

2016 Semi-Annual Report

April 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Liquidity Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Fund is comprised of seven separate, active, diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund offers up to eight different classes of shares for certain Portfolios. Each Portfolio offers the Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class, Cash Management Class and Select Class (only offered to Government, Treasury and Treasury Securities Portfolios). The Fund applies investment company accounting and reporting guidance. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

On March 31, 2016, the Government, Treasury and Treasury Securities Portfolios commenced offering Select Class shares.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

2.  Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

Certain Portfolios may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Portfolio will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Certain Portfolio's repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Portfolios' and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs)

2016 Semi-Annual Report

April 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio's investments as of April 30, 2016.

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$763,824	$—	$763,824
Commercial Paper	—	863,607	—	863,607
Corporate Bonds	—	148,462	—	148,462
Extendible Floating Rate Note	—	36,700	—	36,700
Floating Rate Notes	—	776,535	—	776,535
Repurchase Agreements	—	1,227,000	—	1,227,000
Time Deposits	—	1,070,000	—	1,070,000
Total Assets	$—	$4,886,128	$—	$4,886,128

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$2,743,003	$—	$2,743,003
Commercial Paper	—	2,890,180	—	2,890,180
Floating Rate Notes	—	5,082,396	—	5,082,396
Repurchase Agreements	—	7,182,550	—	7,182,550
Time Deposits	—	1,790,000	—	1,790,000
Total Assets	$—	$19,688,129	$—	$19,688,129

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$19,518,563	$—	$19,518,563
U.S. Agency Securities	—	17,059,406	—	17,059,406
U.S. Treasury Securities	—	1,229,118	—	1,229,118
Total Assets	$—	$37,807,087	$—	$37,807,087

2016 Semi-Annual Report

April 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$13,435	$—	$13,435
U.S. Treasury Securities	—	2,399	—	2,399
Total Assets	$—	$15,834	$—	$15,834

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$9,915,500	$—	$9,915,500
U.S. Treasury Securities	—	7,210,187	—	7,210,187
Total Assets	$—	$17,125,687	$—	$17,125,687

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$19,407,729	$—	$19,407,729
Total Assets	$—	$19,407,729	$—	$19,407,729

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$50,140	$—	$50,140
Daily Variable Rate Bonds	—	10,300	—	10,300
Closed-End Investment Company	—	3,500	—	3,500
Commercial Paper	—	2,000	—	2,000
Total Assets	$—	$65,940	$—	$65,940

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2016, the Portfolios did not have any investments transfer between investment levels.

4.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

2016 Semi-Annual Report

April 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

B. Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below.

Portfolio	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory, its administration fees and/or reimburse each Portfolio so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios.

	Maximum Expense Ratios
Class	Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.45	**
Cash Management Class	0.35	0.35	0.35	0.35
Select Class*	—	—	1.00	—

** Effective March 1, 2016, the maximum expense ratio was reduced from 0.70% to 0.45%.

	Maximum Expense Ratios
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35
Select Class*	1.00	1.00	—

* Commenced on March 31, 2016.

The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolios' prospectus or until such time as the Fund's Board of Trustees (the "Trustees") act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Portfolios' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Portfolio to maintain a minimum level of daily net investment income. For the six months ended April 30, 2016, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Advisory Fees Waived and/or Reimbursed (000)
Money Market	$2,214
Prime	2,791
Government	9,321
Government Securities	114
Treasury	4,687
Treasury Securities	4,272
Tax-Exempt	189

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Portfolio's average daily net assets (without giving effect to any fee waivers). Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

For the six months ended April 30, 2016, the Portfolios had administration fees waived as follows:

Portfolio	Administration Fees Waived (000)
Government Securities	$5
Treasury	3
Treasury Securities	9
Tax-Exempt	27

D. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and Shareholder Services Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund.

The Fund has entered into an Administration Plan with respect to its Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average

2016 Semi-Annual Report

April 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Distribution Plan with respect to its Participant Class, Cash Management Class shares and Select Class shares (effective March 31, 2016) pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25%, 0.10% and 0.55% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Fund. Effective March 1, 2016, the Distributor has agreed to waive for at least one year the distribution fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.10% of the average daily net assets on an annualized basis. For the six months ended April 30, 2016, this waiver amounted to less than $500.

The Fund has also entered into a Shareholder Services Plan with respect to its Participant Class, Cash Management Class shares and Select Class shares (effective March 31, 2016) pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to 0.25%, 0.05% and 0.25% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders. Effective March 1, 2016, the Distributor has agreed to waive for at least one year the shareholder service fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.15% of the average daily net assets on an annualized basis. For the six months ended April 30, 2016, this waiver amounted to less than $500.

The Distributor has agreed to reduce its distribution fees to enable a Portfolio to maintain a minimum level of daily net investment income for any class of shares in a Portfolio.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Fund's Dividend Disbursing and Transfer Agent is Boston Financial Data Services, Inc.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2015 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

	2015 Distributions Paid From:			2014 Distributions Paid From:
Portfolio	Ordinary Income (000)	Tax- Exempt Income (000)	Long- term Capital Gain (000)	Ordinary Income (000)	Tax- Exempt Income (000)	Long- term Capital Gain (000)
Money Market	$4,377	$—	$—	$1,381	$—	$—
Prime	13,435	—	—	10,972	—	—
Government	14,512	—	—	10,758	—	—
Government Securities	3	—	—	6	—	—
Treasury	4,994	—	—	3,465	—	—
Treasury Securities	1,010	—	—	463	—	—
Tax-Exempt	2	14	—	1	18	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

Permanent differences are generally due to distribution redesignations, nondeductible expenses, equalization and/or gain on the sale of deferred compensation assets. These resulted in the

2016 Semi-Annual Report

April 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

following reclassifications among the Portfolios' components of net assets at October 31, 2015:

Portfolio	Accumulated Undistributed (Distribution in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in- Capital (000)
Money Market	$(11)	$3	$8
Prime	84	(84)	—
Government	82	(82)	—
Government Securities	(2)	(@)	2
Treasury	(5)	5	—
Treasury Securities	(1)	1	(@)
Tax-Exempt	(2)	2	—

@ Amount is less than $500.

At October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-term Capital Gain (000)
Money Market	$389	$—	$—
Prime	1,244	—	—
Government	1,350	—	—
Government Securities	2	—	—
Treasury	458	—	—
Treasury Securities	113	—	—
Tax-Exempt	—	47	—

At October 31, 2015, the following Portfolios had available for Federal income tax purposes unused short term capital losses that do not have an expiration date:

Portfolio	Short-term Losses (No Expiration) (000)
Treasury	$53
Treasury Securities	56

In addition, at October 31, 2015, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Portfolio	2016 (000)	2018 (000)	2019 (000)	Total (000)
Money Market	$32	$—	$40	$72
Tax-Exempt	—	23	—	23

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2015, the following

Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Portfolio	Capital Loss Carryforward Utilized (000)
Money Market	$24
Treasury	26
Tax-Exempt	1

The amount of net investment income and capital gains to be paid by the Portfolios is determined in accordance with federal income tax regulations. It is possible that a portion of the Tax-Exempt Portfolio's fiscal year 2016 distribution may be a return of capital and that determination cannot yet be made.

H. Transactions with Affiliates: The Tax-Exempt Portfolio invested in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio ("the Government Portfolio"), an open-ended management investment company managed by the Adviser. A summary of the Tax-Exempt Portfolio's transactions in shares of the Government Portfolio during the six months ended April 30, 2016 is as follows:

Portfolio	Value October 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value April 30, 2016 (000)
Tax-Exempt	$20,600	$89,900	$110,500	$2	$—

Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Government Portfolio. For the six months ended April 30, 2016, advisory fees paid were reduced by approximately $4,000 relating to Tax-Exempt Portfolio's investment in the Government Portfolio.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolios.

I. Other: At April 30, 2016, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on

2016 Semi-Annual Report

April 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

Percentage of Ownership
Money Market	32.1%
Prime	22.5
Government	21.5
Government Securities	83.6
Treasury	26.0
Treasury Securities	18.1
Tax-Exempt	79.1

J. Money Market Fund Regulation: The SEC has adopted changes to the rules that govern money market funds. Money Market, Prime and Tax-Exempt Portfolios intend to operate as "institutional money market funds," which will require the Portfolios to have a floating NAV, rounded to the fourth decimal place, effective October 2016. In addition, the Portfolios will be permitted to impose a liquidity fee on redemptions or temporarily restrict redemptions if weekly liquid assets fall below required regulatory thresholds. These changes may affect the investment strategies, performance and operating expenses of the Portfolios. Government, Government Securities, Treasury and Treasury Securities Portfolios intend to operate as "government money market funds," which allow the Portfolios to continue to seek a stable NAV. The Portfolio will also not impose a liquidity fee or temporarily suspend redemptions in the event that the Portfolios' weekly liquid assets fall below specified regulatory thresholds.

2016 Semi-Annual Report

April 30, 2016

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.  We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and

2016 Semi-Annual Report

April 30, 2016

Privacy Notice (unaudited) (cont'd)

services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Types Of Personal Information By Other Morgan Stanley Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (888) 378-1630
Monday-Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and

2016 Semi-Annual Report

April 30, 2016

Privacy Notice (unaudited) (cont'd)

any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes a Non-affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

2016 Semi-Annual Report

April 30, 2016

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Portfolio provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Portfolio's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Each Portfolio also delivers the semi-annual and annual reports to shareholders and makes these reports available on its public website, www.morganstanley.com/liquidity. Each Portfolio also files a complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters on Form N-Q and monthly holdings on Form N-MFP. The Portfolios do not deliver these reports to shareholders, nor are the first and third fiscal quarters posted to the Morgan Stanley public website. However, the holdings for each Portfolio are posted to the Morgan Stanley public website. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling toll free at 1 (888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (888) 378-1630 or by visiting our website at www.morganstanley.com/liquidity. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Liquidity Funds, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/liquidity or call toll free 1 (888) 378-1630.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILFSAN
1508781 Exp 06.30.17

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 22, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2016